UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2018. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
1290 VT Equity Income Portfolio‡	1,265,913	$7,762,561
1290 VT GAMCO Small Company Value Portfolio‡	101,673	6,642,888
1290 VT Micro Cap Portfolio‡	92,634	1,321,573
ATM International Managed Volatility Portfolio‡	1,388,609	15,063,006
ATM Large Cap Managed Volatility Portfolio‡	4,459,516	72,356,759
ATM Mid Cap Managed Volatility Portfolio‡	503,244	4,441,166
ATM Small Cap Managed Volatility Portfolio‡	237,191	3,375,935
AXA Global Equity Managed Volatility Portfolio‡	289,345	5,477,230
AXA International Core Managed Volatility Portfolio‡	447,168	4,983,462
AXA International Value Managed Volatility Portfolio‡	191,285	2,591,005
AXA Large Cap Core Managed Volatility Portfolio‡	1,661,921	19,883,505
AXA Large Cap Growth Managed Volatility Portfolio‡	405,998	15,246,783
AXA Large Cap Value Managed Volatility Portfolio‡	398,688	7,876,564
AXA/AB Small Cap Growth Portfolio‡	160,552	3,802,376
AXA/Loomis Sayles Growth Portfolio‡	718,497	6,758,299
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	220,691	2,882,037
EQ/BlackRock Basic Value Equity Portfolio‡	522,838	13,818,036
EQ/International Equity Index Portfolio‡	113,087	1,109,493
EQ/JPMorgan Value Opportunities Portfolio‡	594,219	11,547,522
EQ/Large Cap Growth Index Portfolio‡	101,632	1,719,753
EQ/MFS International Growth Portfolio‡	1,320,768	11,182,530
EQ/T. Rowe Price Growth Stock Portfolio*‡	88,605	4,829,927
Multimanager Mid Cap Growth Portfolio*‡	319,259	3,973,317
Multimanager Mid Cap Value Portfolio‡	124,873	2,225,104

Total Equity		230,870,831

Fixed Income (79.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,906,767	28,893,744
1290 VT High Yield Bond Portfolio‡	1,574,150	15,526,372
EQ/Core Bond Index Portfolio‡	25,699,824	250,064,693
EQ/Global Bond PLUS Portfolio‡	2,655,780	23,671,234
EQ/Intermediate Government Bond Portfolio‡	35,059,815	354,047,781
EQ/PIMCO Ultra Short Bond Portfolio‡	12,979,568	130,999,387
EQ/Quality Bond PLUS Portfolio‡	4,066,970	34,008,890
Multimanager Core Bond Portfolio‡	4,396,408	41,851,654

Total Fixed Income		879,063,755

Total Investments in Securities (100.0%) (Cost $1,014,012,805)		1,109,934,586
Other Assets Less Liabilities (0.0%)		102,404

Net Assets (100%)		$1,110,036,990

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,906,767	25,320,624	7,575,037	(3,767,511)	656	(235,062)	28,893,744	3,178	—
1290 VT Equity Income Portfolio	1,265,913	8,962,901	396,091	(1,627,503)	164,116	(133,044)	7,762,561	—	131,037
1290 VT GAMCO Small Company Value Portfolio	101,673	7,452,046	188,181	(1,285,002)	385,778	(98,115)	6,642,888	—	11,479
1290 VT High Yield Bond Portfolio	1,574,150	16,478,464	441,755	(1,712,505)	(3,954)	322,612	15,526,372	—	—
1290 VT Micro Cap Portfolio	92,634	1,071,967	—	—	—	249,606	1,321,573	—	—
ATM International Managed Volatility Portfolio	1,388,609	18,417,984	586,502	(3,655,006)	386,383	(672,857)	15,063,006	5,218	51,179
ATM Large Cap Managed Volatility Portfolio	4,459,516	77,325,958	3,153,316	(13,947,527)	2,761,995	3,063,017	72,356,759	—	767,843
ATM Mid Cap Managed Volatility Portfolio	503,244	4,398,932	120,695	(342,501)	33	264,007	4,441,166	—	32,344
ATM Small Cap Managed Volatility Portfolio	237,191	3,279,205	101,460	(342,501)	17,305	320,466	3,375,935	—	13,109
AXA Global Equity Managed Volatility Portfolio	289,345	6,809,731	176,702	(1,585,002)	271,008	(195,209)	5,477,230	—	—
AXA International Core Managed Volatility Portfolio	447,168	5,582,276	178,239	(685,002)	154,352	(246,403)	4,983,462	1,538	—
AXA International Value Managed Volatility Portfolio	191,285	2,934,549	88,352	(342,501)	62,266	(151,661)	2,591,005	—	—
AXA Large Cap Core Managed Volatility Portfolio	1,661,921	22,491,487	891,686	(5,097,507)	1,969,264	(371,425)	19,883,505	—	273,231
AXA Large Cap Growth Managed Volatility Portfolio	405,998	14,720,395	730,306	(2,055,006)	487,222	1,363,866	15,246,783	—	200,201
AXA Large Cap Value Managed Volatility Portfolio	398,688	10,076,553	353,403	(2,870,004)	616,125	(299,513)	7,876,564	—	—
AXA/AB Small Cap Growth Portfolio	160,552	3,469,628	126,598	(342,501)	24,012	524,639	3,802,376	—	38,246
AXA/Loomis Sayles Growth Portfolio	718,497	8,721,089	259,537	(2,985,002)	904,381	(141,706)	6,758,299	—	82,835
AXA/Morgan Stanley Small Cap Growth Portfolio*	220,691	2,367,357	64,061	—	—	450,619	2,882,037	—	64,062
EQ/BlackRock Basic Value Equity Portfolio	522,838	15,787,570	530,105	(3,455,006)	1,519,968	(564,601)	13,818,036	—	—
EQ/Core Bond Index Portfolio	25,699,824	275,388,891	9,416,628	(31,852,592)	315,606	(3,203,840)	250,064,693	—	—
EQ/Global Bond PLUS Portfolio	2,655,780	26,712,176	807,059	(3,082,509)	1,574	(767,066)	23,671,234	11,901	—
EQ/Intermediate Government Bond Portfolio	35,059,815	389,477,730	10,955,507	(43,470,122)	(41,149)	(2,874,185)	354,047,781	—	—
EQ/International Equity Index Portfolio	113,087	1,135,990	531	—	—	(27,028)	1,109,493	531	—
EQ/JPMorgan Value Opportunities Portfolio	594,219	12,524,029	1,591,624	(2,570,004)	187,653	(185,780)	11,547,522	—	238,220

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Growth Index Portfolio	101,632	1,474,731	8,098	—	—	236,924	1,719,753	—	8,097
EQ/MFS International Growth Portfolio	1,320,768	14,079,809	507,990	(3,670,004)	917,315	(652,580)	11,182,530	—	154,588
EQ/PIMCO Ultra Short Bond Portfolio	12,979,568	138,257,706	6,940,841	(16,440,047)	12,217	2,228,670	130,999,387	—	—
EQ/Quality Bond PLUS Portfolio	4,066,970	30,364,040	8,550,846	(4,452,513)	(20,020)	(433,463)	34,008,890	2,284	—
EQ/T. Rowe Price Growth Stock Portfolio*	88,605	4,916,247	147,254	(842,501)	132,044	476,883	4,829,927	—	58,903
Multimanager Core Bond Portfolio	4,396,408	44,147,638	4,751,679	(5,480,016)	(22,237)	(1,545,410)	41,851,654	938,065	—
Multimanager Mid Cap Growth Portfolio*	319,259	3,587,617	130,895	(342,501)	24,797	572,509	3,973,317	—	42,544
Multimanager Mid Cap Value Portfolio	124,873	2,118,613	—	—	—	106,491	2,225,104	—	—

Total		1,199,853,933	59,770,978	(158,300,396)	11,228,710	(2,618,639)	1,109,934,586	962,715	2,167,918

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,109,934,586	$—	$1,109,934,586

Total Assets	$—	$1,109,934,586	$—	$1,109,934,586

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,109,934,586	$—	$1,109,934,586

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,325,496
Aggregate gross unrealized depreciation	(8,488,927)

Net unrealized appreciation	$94,836,569

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,015,098,017

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.1%)
1290 VT Equity Income Portfolio‡	2,581,286	$15,828,412
1290 VT GAMCO Small Company Value Portfolio‡	175,277	11,451,824
1290 VT Micro Cap Portfolio‡	316,592	4,516,679
1290 VT Small Cap Value Portfolio‡	821,322	10,150,981
ATM International Managed Volatility Portfolio‡	4,588,181	49,770,539
ATM Large Cap Managed Volatility Portfolio‡	9,051,832	146,868,226
ATM Mid Cap Managed Volatility Portfolio‡	1,059,982	9,354,412
ATM Small Cap Managed Volatility Portfolio‡	2,063,159	29,364,892
AXA Global Equity Managed Volatility Portfolio‡	1,023,547	19,375,506
AXA International Core Managed Volatility Portfolio‡	1,078,162	12,015,575
AXA International Value Managed Volatility Portfolio‡	547,566	7,416,932
AXA Large Cap Core Managed Volatility Portfolio‡	3,017,087	36,096,947
AXA Large Cap Growth Managed Volatility Portfolio‡	865,376	32,498,222
AXA Large Cap Value Managed Volatility Portfolio‡	1,142,826	22,577,920
AXA/AB Small Cap Growth Portfolio‡	759,179	17,979,762
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	224,667	4,151,512
AXA/Loomis Sayles Growth Portfolio‡	942,114	8,861,677
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	307,220	4,012,038
EQ/BlackRock Basic Value Equity Portfolio‡	727,641	19,230,755
EQ/International Equity Index Portfolio‡	217,226	2,131,201
EQ/JPMorgan Value Opportunities Portfolio‡	1,019,653	19,815,039
EQ/Large Cap Growth Index Portfolio‡	136,522	2,310,134
EQ/MFS International Growth Portfolio‡	3,994,491	33,820,105
EQ/T. Rowe Price Growth Stock Portfolio*‡	119,847	6,532,929
Multimanager Mid Cap Growth Portfolio*‡	409,175	5,092,359
Multimanager Mid Cap Value Portfolio‡	235,040	4,188,160

Total Equity		535,412,738

Fixed Income (58.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,598,299	25,827,515
1290 VT High Yield Bond Portfolio‡	1,206,731	11,902,396
EQ/Core Bond Index Portfolio‡	22,882,376	222,650,330
EQ/Global Bond PLUS Portfolio‡	2,170,465	19,345,574
EQ/Intermediate Government Bond Portfolio‡	30,115,247	304,115,595
EQ/PIMCO Ultra Short Bond Portfolio‡	11,491,851	115,984,257
EQ/Quality Bond PLUS Portfolio‡	3,723,266	31,134,760
Multimanager Core Bond Portfolio‡	3,916,221	37,280,507

Total Fixed Income		768,240,934

Total Investments in Securities (100.0%) (Cost $1,080,630,289)		1,303,653,672
Other Assets Less Liabilities (0.0%)		65,668

Net Assets (100%)		$1,303,719,340

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,598,299	22,215,907	6,574,848	(2,762,722)	(395)	(200,123)	25,827,515	2,849	—
1290 VT Equity Income Portfolio	2,581,286	16,833,299	625,462	(1,726,701)	25,028	71,324	15,828,412	—	267,962
1290 VT GAMCO Small Company Value Portfolio	175,277	10,497,455	1,805,871	(1,381,361)	53,155	476,704	11,451,824	—	19,871
1290 VT High Yield Bond Portfolio	1,206,731	12,751,871	285,999	(1,381,361)	(527)	246,414	11,902,396	—	—
1290 VT Micro Cap Portfolio	316,592	3,908,410	71,500	(345,340)	38,713	843,396	4,516,679	—	—
1290 VT Small Cap Value Portfolio	821,322	10,025,955	142,999	(1,690,680)	43,609	1,629,098	10,150,981	—	—
ATM International Managed Volatility Portfolio	4,588,181	57,331,864	1,402,463	(7,870,784)	436,525	(1,529,529)	49,770,539	17,298	169,666
ATM Large Cap Managed Volatility Portfolio	9,051,832	147,290,438	4,852,174	(16,885,651)	2,210,351	9,400,914	146,868,226	—	1,563,175
ATM Mid Cap Managed Volatility Portfolio	1,059,982	10,304,007	211,280	(1,690,680)	(3,245)	533,050	9,354,412	—	68,279
ATM Small Cap Managed Volatility Portfolio	2,063,159	30,015,075	614,772	(4,417,382)	591,864	2,560,563	29,364,892	—	114,271
AXA Global Equity Managed Volatility Portfolio	1,023,547	27,609,449	429,000	(9,072,041)	4,354,769	(3,945,671)	19,375,506	—	—
AXA International Core Managed Volatility Portfolio	1,078,162	13,337,596	289,721	(1,381,361)	389,741	(620,122)	12,015,575	3,720	—
AXA International Value Managed Volatility Portfolio	547,566	8,225,128	143,001	(690,680)	135,477	(395,994)	7,416,932	—	—
AXA Large Cap Core Managed Volatility Portfolio	3,017,087	44,417,829	1,284,003	(12,598,743)	4,521,072	(1,527,214)	36,096,947	—	497,504
AXA Large Cap Growth Managed Volatility Portfolio	865,376	30,890,773	1,142,883	(3,453,402)	607,555	3,310,413	32,498,222	—	427,883
AXA Large Cap Value Managed Volatility Portfolio	1,142,826	23,534,888	1,500,499	(3,417,382)	1,105,672	(145,757)	22,577,920	—	—
AXA/AB Small Cap Growth Portfolio	759,179	13,958,089	3,138,916	(1,726,701)	112,266	2,497,192	17,979,762	—	181,417
AXA/Franklin Small Cap Value Managed Volatility Portfolio	224,667	4,132,231	151,690	(345,340)	14,805	198,126	4,151,512	—	80,191
AXA/Loomis Sayles Growth Portfolio	942,114	11,656,607	323,560	(4,186,021)	1,334,021	(266,490)	8,861,677	—	109,060
AXA/Morgan Stanley Small Cap Growth Portfolio*	307,220	3,042,355	661,103	(345,340)	25,331	628,589	4,012,038	—	89,602
EQ/BlackRock Basic Value Equity Portfolio	727,641	23,321,696	571,999	(6,062,722)	3,289,555	(1,889,773)	19,230,755	—	—
EQ/Core Bond Index Portfolio	22,882,376	232,302,018	19,033,499	(26,228,477)	15,792	(2,472,502)	222,650,330	—	—
EQ/Global Bond PLUS Portfolio	2,170,465	21,604,119	438,754	(2,072,041)	(9,073)	(616,185)	19,345,574	9,754	—
EQ/Intermediate Government Bond Portfolio	30,115,247	327,805,513	16,220,998	(37,461,983)	(192,054)	(2,256,879)	304,115,595	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/International Equity Index Portfolio	217,226	2,182,099	1,020	—	—	(51,918)	2,131,201	1,020	—
EQ/JPMorgan Value Opportunities Portfolio	1,019,653	20,140,043	1,838,986	(2,072,041)	35,459	(127,408)	19,815,039	—	409,985
EQ/Large Cap Growth Index Portfolio	136,522	1,980,997	10,876	—	—	318,261	2,310,134	—	10,877
EQ/MFS International Growth Portfolio	3,994,491	38,340,352	1,183,823	(6,353,402)	1,299,483	(650,151)	33,820,105	—	468,824
EQ/PIMCO Ultra Short Bond Portfolio	11,491,851	120,357,502	6,073,998	(12,432,249)	3,740	1,981,266	115,984,257	—	—
EQ/Quality Bond PLUS Portfolio	3,723,266	29,535,744	5,145,596	(3,108,062)	(21,534)	(416,984)	31,134,760	2,096	—
EQ/T. Rowe Price Growth Stock Portfolio*	119,847	8,745,275	1,023,005	(4,240,680)	851,752	153,577	6,532,929	—	80,006
Multimanager Core Bond Portfolio	3,916,221	38,931,185	3,899,641	(4,144,083)	(23,915)	(1,382,321)	37,280,507	841,642	—
Multimanager Mid Cap Growth Portfolio*	409,175	5,329,968	126,117	(1,245,340)	300,734	580,880	5,092,359	—	54,618
Multimanager Mid Cap Value Portfolio	235,040	6,408,217	71,499	(2,545,340)	1,107,138	(853,354)	4,188,160	—	—

Total		1,378,963,954	81,291,555	(185,336,093)	22,652,864	6,081,392	1,303,653,672	878,379	4,613,191

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,303,653,672	$—	$1,303,653,672

Total Assets	$—	$1,303,653,672	$—	$1,303,653,672

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,303,653,672	$—	$1,303,653,672

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,388,906
Aggregate gross unrealized depreciation	(13,456,224)

Net unrealized appreciation	$220,932,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,082,720,990

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.2%)
1290 VT Equity Income Portfolio‡	17,659,100	$108,285,357
1290 VT GAMCO Small Company Value Portfolio‡	1,818,728	118,827,766
1290 VT Micro Cap Portfolio‡	2,108,524	30,081,369
1290 VT Small Cap Value Portfolio‡	5,385,600	66,562,364
ATM International Managed Volatility Portfolio‡	40,309,324	437,257,582
ATM Large Cap Managed Volatility Portfolio‡	57,663,937	935,611,764
ATM Mid Cap Managed Volatility Portfolio‡	6,446,700	56,892,570
ATM Small Cap Managed Volatility Portfolio‡	17,339,278	246,789,501
AXA Global Equity Managed Volatility Portfolio‡	9,190,899	173,981,594
AXA International Core Managed Volatility Portfolio‡	9,893,062	110,253,174
AXA International Value Managed Volatility Portfolio‡	3,630,813	49,180,395
AXA Large Cap Core Managed Volatility Portfolio‡	19,437,071	232,548,436
AXA Large Cap Growth Managed Volatility Portfolio‡	5,219,527	196,013,491
AXA Large Cap Value Managed Volatility Portfolio‡	7,449,022	147,164,487
AXA/AB Small Cap Growth Portfolio‡	8,818,373	208,846,911
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,767,133	32,654,027
AXA/Loomis Sayles Growth Portfolio‡	8,094,810	76,141,055
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,122,478	53,836,156
EQ/BlackRock Basic Value Equity Portfolio‡	4,917,393	129,961,249
EQ/International Equity Index Portfolio‡	1,306,741	12,820,436
EQ/JPMorgan Value Opportunities Portfolio‡	6,334,392	123,096,941
EQ/Large Cap Growth Index Portfolio‡	826,595	13,987,125
EQ/MFS International Growth Portfolio‡	36,629,624	310,131,548
EQ/T. Rowe Price Growth Stock Portfolio*‡	631,369	34,416,279
Multimanager Mid Cap Growth Portfolio*‡	1,025,446	12,762,132
Multimanager Mid Cap Value Portfolio‡	1,487,384	26,503,559

Total Equity		3,944,607,268

Fixed Income (48.8%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	12,888,465	128,113,463
1290 VT High Yield Bond Portfolio‡	6,027,005	59,446,380
EQ/Core Bond Index Portfolio‡	113,177,080	1,101,236,779
EQ/Global Bond PLUS Portfolio‡	10,692,998	95,307,763
EQ/Intermediate Government Bond Portfolio‡	145,723,200	1,471,570,104
EQ/PIMCO Ultra Short Bond Portfolio‡	55,839,737	563,575,893
EQ/Quality Bond PLUS Portfolio‡	18,405,677	153,912,278
Multimanager Core Bond Portfolio‡	19,555,181	186,155,747

Total Fixed Income		3,759,318,407

Total Investments in Securities (100.0%) (Cost $6,117,446,773)		7,703,925,675
Other Assets Less Liabilities (0.0%)		1,669,384

Net Assets (100%)		$7,705,595,059

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	12,888,465	111,790,460	27,673,323	(10,332,185)	(5,353)	(1,012,782)	128,113,463	14,102	—
1290 VT Equity Income Portfolio	17,659,100	102,779,031	13,051,660	(8,856,159)	121,622	1,189,203	108,285,357	—	1,829,470
1290 VT GAMCO Small Company Value Portfolio	1,818,728	119,535,635	5,690,606	(11,380,132)	502,944	4,478,713	118,827,766	—	205,448
1290 VT High Yield Bond Portfolio	6,027,005	62,546,546	111,095	(4,428,079)	(3,695)	1,220,513	59,446,380	—	—
1290 VT Micro Cap Portfolio	2,108,524	25,696,909	37,031	(1,476,026)	192,777	5,630,678	30,081,369	—	—
1290 VT Small Cap Value Portfolio	5,385,600	65,488,795	74,064	(9,852,053)	324,400	10,527,158	66,562,364	—	—
ATM International Managed Volatility Portfolio	40,309,324	477,456,204	7,601,653	(38,376,688)	1,933,237	(11,356,824)	437,257,582	151,624	1,487,206
ATM Large Cap Managed Volatility Portfolio	57,663,937	981,063,359	11,788,294	(131,801,324)	28,149,596	46,411,839	935,611,764	—	9,936,711
ATM Mid Cap Managed Volatility Portfolio	6,446,700	57,396,224	526,232	(4,428,079)	137,492	3,260,701	56,892,570	—	415,139
ATM Small Cap Managed Volatility Portfolio	17,339,278	239,408,035	1,329,119	(18,760,265)	1,764,202	23,048,410	246,789,501	—	958,804
AXA Global Equity Managed Volatility Portfolio	9,190,899	214,856,744	333,285	(43,784,238)	2,090,346	485,457	173,981,594	—	—
AXA International Core Managed Volatility Portfolio	9,893,062	125,971,668	256,245	(13,856,159)	4,901,039	(7,019,619)	110,253,174	34,054	—
AXA International Value Managed Volatility Portfolio	3,630,813	55,230,270	111,095	(4,428,079)	(408,934)	(1,323,957)	49,180,395	—	—
AXA Large Cap Core Managed Volatility Portfolio	19,437,071	247,787,604	3,642,686	(37,712,318)	10,567,809	8,262,655	232,548,436	—	3,198,306
AXA Large Cap Growth Managed Volatility Portfolio	5,219,527	177,638,030	10,983,309	(16,236,291)	954,003	22,674,440	196,013,491	—	2,575,963
AXA Large Cap Value Managed Volatility Portfolio	7,449,022	147,782,686	5,296,253	(11,808,212)	3,333,701	2,560,059	147,164,487	—	—
AXA/AB Small Cap Growth Portfolio	8,818,373	193,087,142	2,435,955	(17,284,238)	1,888,947	28,719,105	208,846,911	—	2,102,671
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,767,133	31,824,973	666,289	(1,476,026)	71,531	1,567,260	32,654,027	—	629,256
AXA/Loomis Sayles Growth Portfolio	8,094,810	90,887,835	1,082,644	(23,904,106)	7,488,203	586,479	76,141,055	—	934,518
AXA/Morgan Stanley Small Cap Growth Portfolio*	4,122,478	46,834,579	1,273,898	(2,952,053)	284,409	8,395,323	53,836,156	—	1,199,834
EQ/BlackRock Basic Value Equity Portfolio	4,917,393	145,016,978	333,285	(24,784,238)	12,945,684	(3,550,460)	129,961,249	—	—
EQ/Core Bond Index Portfolio	113,177,080	1,128,806,657	85,247,835	(100,609,535)	(393,429)	(11,814,749)	1,101,236,779	—	—
EQ/Global Bond PLUS Portfolio	10,692,998	105,519,975	233,109	(7,380,132)	(208,279)	(2,856,910)	95,307,763	47,952	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	145,723,200	1,565,133,721	56,851,436	(138,654,038)	(1,035,207)	(10,725,808)	1,471,570,104	—	—
EQ/International Equity Index Portfolio	1,306,741	13,126,613	6,140	—	—	(312,317)	12,820,436	6,139	—
EQ/JPMorgan Value Opportunities Portfolio	6,334,392	124,506,204	9,501,870	(10,332,185)	183,478	(762,426)	123,096,941	—	2,542,649
EQ/Large Cap Growth Index Portfolio	826,595	11,994,306	65,855	—	—	1,926,964	13,987,125	—	65,856
EQ/MFS International Growth Portfolio	36,629,624	364,997,461	4,845,203	(65,640,397)	15,081,478	(9,152,197)	310,131,548	—	4,289,729
EQ/PIMCO Ultra Short Bond Portfolio	55,839,737	546,454,414	52,010,949	(44,280,794)	2,574	9,388,750	563,575,893	—	—
EQ/Quality Bond PLUS Portfolio	18,405,677	162,555,349	10,306,599	(16,808,212)	(51,022)	(2,090,436)	153,912,278	10,345	—
EQ/T. Rowe Price Growth Stock Portfolio*	631,369	51,102,026	4,494,828	(26,952,053)	6,258,041	(486,563)	34,416,279	—	420,765
Multimanager Core Bond Portfolio	19,555,181	196,320,632	11,545,545	(14,760,265)	(100,620)	(6,849,545)	186,155,747	4,175,229	—
Multimanager Mid Cap Growth Portfolio*	1,025,446	10,774,348	136,373	—	—	1,851,411	12,762,132	—	136,374
Multimanager Mid Cap Value Portfolio	1,487,384	29,761,402	37,031	(4,476,026)	2,170,604	(989,452)	26,503,559	—	—

Total		8,031,132,815	329,580,794	(867,810,585)	99,141,578	111,881,073	7,703,925,675	4,439,445	32,928,699

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,703,925,675	$—	$7,703,925,675

Total Assets	$—	$7,703,925,675	$—	$7,703,925,675

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,703,925,675	$—	$7,703,925,675

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,630,925,985
Aggregate gross unrealized depreciation	(73,099,410)

Net unrealized appreciation	$1,557,826,575

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,146,099,100

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.5%)
1290 VT Equity Income Portfolio‡	30,121,065	$184,701,951
1290 VT GAMCO Small Company Value Portfolio‡	2,966,733	193,833,430
1290 VT Micro Cap Portfolio‡	4,814,998	68,693,432
1290 VT Small Cap Value Portfolio‡	8,781,054	108,527,877
ATM International Managed Volatility Portfolio‡	66,839,463	725,044,704
ATM Large Cap Managed Volatility Portfolio‡	95,350,762	1,547,089,886
ATM Mid Cap Managed Volatility Portfolio‡	9,371,231	82,701,752
ATM Small Cap Managed Volatility Portfolio‡	37,322,965	531,216,813
AXA Global Equity Managed Volatility Portfolio‡	14,532,652	275,099,725
AXA International Core Managed Volatility Portfolio‡	16,115,194	179,595,681
AXA International Value Managed Volatility Portfolio‡	7,138,753	96,696,448
AXA Large Cap Core Managed Volatility Portfolio‡	34,385,765	411,397,159
AXA Large Cap Growth Managed Volatility Portfolio‡	8,327,703	312,737,555
AXA Large Cap Value Managed Volatility Portfolio‡	14,991,909	296,183,404
AXA/AB Small Cap Growth Portfolio‡	14,942,559	353,886,976
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,873,943	71,584,810
AXA/Loomis Sayles Growth Portfolio‡	12,528,212	117,842,330
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,095,896	131,844,062
EQ/BlackRock Basic Value Equity Portfolio‡	8,776,967	231,965,533
EQ/International Equity Index Portfolio‡	6,276,240	61,576,191
EQ/JPMorgan Value Opportunities Portfolio‡	8,338,001	162,033,293
EQ/Large Cap Growth Index Portfolio‡	1,342,493	22,716,828
EQ/MFS International Growth Portfolio‡	52,172,411	441,727,462
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,288,086	70,214,296
Multimanager Mid Cap Growth Portfolio*‡	1,609,969	20,036,771
Multimanager Mid Cap Value Portfolio‡	1,203,077	21,437,524

Total Equity		6,720,385,893

Fixed Income (28.5%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	8,951,846	88,982,826
1290 VT High Yield Bond Portfolio‡	3,415,896	33,692,130
EQ/Core Bond Index Portfolio‡	78,951,520	768,214,890
EQ/Global Bond PLUS Portfolio‡	1,225,342	10,921,594
EQ/Intermediate Government Bond Portfolio‡	111,979,377	1,130,811,727
EQ/PIMCO Ultra Short Bond Portfolio‡	38,136,833	384,905,103
EQ/Quality Bond PLUS Portfolio‡	14,496,209	121,220,453
Multimanager Core Bond Portfolio‡	14,401,486	137,095,096

Total Fixed Income		2,675,843,819

Total Investments in Securities (100.0%) (Cost $6,614,403,409)		9,396,229,712
Other Assets Less Liabilities (0.0%)		(136,176)

Net Assets (100%)		$9,396,093,536

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	8,951,846	77,654,777	19,709,801	(7,656,432)	(3,476)	(721,844)	88,982,826	9,800	—
1290 VT Equity Income Portfolio	30,121,065	195,818,440	3,121,681	(15,312,865)	184,111	890,584	184,701,951	—	3,121,681
1290 VT GAMCO Small Company Value Portfolio	2,966,733	189,679,262	11,335,503	(15,312,865)	580,956	7,550,574	193,833,430	—	335,501
1290 VT High Yield Bond Portfolio	3,415,896	29,925,995	5,000,001	(1,914,108)	479	679,763	33,692,130	—	—
1290 VT Micro Cap Portfolio	4,814,998	59,171,811	—	(3,828,216)	510,907	12,838,930	68,693,432	—	—
1290 VT Small Cap Value Portfolio	8,781,054	99,593,594	—	(7,742,323)	753,466	15,923,140	108,527,877	—	—
ATM International Managed Volatility Portfolio	66,839,463	804,736,058	7,718,264	(72,165,566)	4,457,542	(19,701,594)	725,044,704	251,493	2,466,772
ATM Large Cap Managed Volatility Portfolio	95,350,762	1,601,511,375	16,438,293	(192,581,132)	37,207,887	84,513,463	1,547,089,886	—	16,438,293
ATM Mid Cap Managed Volatility Portfolio	9,371,231	84,772,585	604,106	(7,656,432)	241,878	4,739,615	82,701,752	—	604,106
ATM Small Cap Managed Volatility Portfolio	37,322,965	517,105,946	2,065,618	(41,282,161)	3,753,384	49,574,026	531,216,813	—	2,065,618
AXA Global Equity Managed Volatility Portfolio	14,532,652	339,727,795	—	(68,719,296)	4,469,493	(378,267)	275,099,725	—	—
AXA International Core Managed Volatility Portfolio	16,115,194	203,281,274	55,504	(20,312,865)	7,045,598	(10,473,830)	179,595,681	55,503	—
AXA International Value Managed Volatility Portfolio	7,138,753	109,668,854	—	(9,570,539)	(269,537)	(3,132,330)	96,696,448	—	—
AXA Large Cap Core Managed Volatility Portfolio	34,385,765	431,497,655	5,660,580	(58,289,837)	13,964,312	18,564,449	411,397,159	—	5,660,580
AXA Large Cap Growth Managed Volatility Portfolio	8,327,703	306,656,350	4,110,532	(36,883,405)	12,628,959	26,225,119	312,737,555	—	4,110,531
AXA Large Cap Value Managed Volatility Portfolio	14,991,909	303,181,660	8,000,000	(26,797,513)	10,249,986	1,549,271	296,183,404	—	—
AXA/AB Small Cap Growth Portfolio	14,942,559	324,026,476	3,565,044	(24,883,405)	2,291,413	48,887,448	353,886,976	—	3,565,044
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,873,943	70,417,602	1,380,298	(3,828,216)	189,309	3,425,817	71,584,810	—	1,380,298
AXA/Loomis Sayles Growth Portfolio	12,528,212	138,014,161	1,447,047	(33,820,540)	10,400,522	1,801,140	117,842,330	—	1,447,047
AXA/Morgan Stanley Small Cap Growth Portfolio*	10,095,896	115,252,501	2,939,494	(7,656,432)	748,796	20,559,703	131,844,062	—	2,939,494
EQ/BlackRock Basic Value Equity Portfolio	8,776,967	240,135,925	—	(24,141,081)	11,516,041	4,454,648	231,965,533	—	—
EQ/Core Bond Index Portfolio	78,951,520	823,752,576	28,300,000	(75,165,566)	393,809	(9,065,929)	768,214,890	—	—
EQ/Global Bond PLUS Portfolio	1,225,342	11,257,602	5,475	—	—	(341,483)	10,921,594	5,475	—
EQ/Intermediate Government Bond Portfolio	111,979,377	1,165,459,522	85,000,000	(110,705,403)	(560,140)	(8,382,252)	1,130,811,727	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/International Equity Index Portfolio	6,276,240	68,824,388	29,625	(5,742,324)	428,539	(1,964,037)	61,576,191	29,627	—
EQ/JPMorgan Value Opportunities Portfolio	8,338,001	172,112,724	6,349,803	(15,312,865)	301,754	(1,418,123)	162,033,293	—	3,349,802
EQ/Large Cap Growth Index Portfolio	1,342,493	21,267,670	107,429	(1,914,108)	656,714	2,599,123	22,716,828	—	107,430
EQ/MFS International Growth Portfolio	52,172,411	479,671,502	6,116,479	(52,282,161)	9,899,024	(1,677,382)	441,727,462	—	6,116,479
EQ/PIMCO Ultra Short Bond Portfolio	38,136,833	365,023,573	48,000,000	(34,453,945)	7,159	6,328,316	384,905,103	—	—
EQ/Quality Bond PLUS Portfolio	14,496,209	112,378,117	20,008,150	(9,570,540)	(39,923)	(1,555,351)	121,220,453	8,151	—
EQ/T. Rowe Price Growth Stock Portfolio*	1,288,086	70,724,888	858,528	(10,742,324)	2,192,562	7,180,642	70,214,296	—	858,527
Multimanager Core Bond Portfolio	14,401,486	139,574,987	14,067,144	(11,484,648)	(78,510)	(4,983,877)	137,095,096	3,067,145	—
Multimanager Mid Cap Growth Portfolio*	1,609,969	16,915,915	214,109	—	—	2,906,747	20,036,771	—	214,109
Multimanager Mid Cap Value Portfolio	1,203,077	22,295,419	—	(1,914,109)	814,779	241,435	21,437,524	—	—

Total		9,711,088,979	302,208,508	(1,009,643,222)	134,937,793	257,637,654	9,396,229,712	3,427,194	54,781,312

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,396,229,712	$—	$9,396,229,712

Total Assets	$—	$9,396,229,712	$—	$9,396,229,712

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,396,229,712	$—	$9,396,229,712

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,747,216,870
Aggregate gross unrealized depreciation	(41,039,000)

Net unrealized appreciation	$2,706,177,870

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,690,051,842

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.8%)
1290 VT Equity Income Portfolio‡	13,101,729	$80,339,616
1290 VT GAMCO Small Company Value Portfolio‡	1,329,614	86,871,211
1290 VT Micro Cap Portfolio‡	2,180,809	31,112,631
1290 VT Small Cap Value Portfolio‡	3,080,064	38,067,501
ATM International Managed Volatility Portfolio‡	31,113,468	337,505,031
ATM Large Cap Managed Volatility Portfolio‡	52,081,124	845,029,227
ATM Mid Cap Managed Volatility Portfolio‡	5,272,651	46,531,503
ATM Small Cap Managed Volatility Portfolio‡	15,585,946	221,834,377
AXA Global Equity Managed Volatility Portfolio‡	7,465,549	141,321,104
AXA International Core Managed Volatility Portfolio‡	7,592,691	84,616,702
AXA International Value Managed Volatility Portfolio‡	4,485,227	60,753,674
AXA Large Cap Core Managed Volatility Portfolio‡	16,898,217	202,173,153
AXA Large Cap Growth Managed Volatility Portfolio‡	3,613,802	135,712,288
AXA Large Cap Value Managed Volatility Portfolio‡	8,546,967	168,855,729
AXA/AB Small Cap Growth Portfolio‡	5,250,906	124,358,035
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,826,108	33,743,808
AXA/Loomis Sayles Growth Portfolio‡	7,605,065	71,534,435
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,791,940	62,578,772
EQ/BlackRock Basic Value Equity Portfolio‡	4,129,633	109,141,635
EQ/International Equity Index Portfolio‡	6,138,831	60,228,067
EQ/JPMorgan Value Opportunities Portfolio‡	3,004,669	58,390,054
EQ/Large Cap Growth Index Portfolio‡	1,081,998	18,308,895
EQ/MFS International Growth Portfolio‡	25,646,810	217,143,507
EQ/T. Rowe Price Growth Stock Portfolio*‡	367,749	20,046,195
Multimanager Mid Cap Growth Portfolio*‡	804,400	10,011,112
Multimanager Mid Cap Value Portfolio‡	429,487	7,652,994

Total Equity		3,273,861,256

Fixed Income (8.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,417,136	14,086,570
1290 VT High Yield Bond Portfolio‡	398,077	3,926,364
EQ/Core Bond Index Portfolio‡	8,916,961	86,763,901
EQ/Intermediate Government Bond Portfolio‡	12,313,434	124,345,888
EQ/PIMCO Ultra Short Bond Portfolio‡	3,602,020	36,354,247
EQ/Quality Bond PLUS Portfolio‡	1,388,332	11,609,532
Multimanager Core Bond Portfolio‡	1,813,331	17,262,027

Total Fixed Income		294,348,529

Total Investments in Securities (100.0%) (Cost $2,279,101,970)		3,568,209,785
Other Assets Less Liabilities (0.0%)		975,101

Net Assets (100%)		$3,569,184,886

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,417,136	14,460,052	918,765	(1,154,942)	(415)	(136,890)	14,086,570	1,550	—
1290 VT Equity Income Portfolio	13,101,729	83,641,641	1,433,483	(5,197,238)	68,853	392,877	80,339,616	—	1,356,021
1290 VT GAMCO Small Company Value Portfolio	1,329,614	89,589,961	244,927	(6,352,180)	678,475	2,710,028	86,871,211	—	150,249
1290 VT High Yield Bond Portfolio	398,077	2,852,869	999,999	—	—	73,496	3,926,364	—	—
1290 VT Micro Cap Portfolio	2,180,809	26,774,143	25,821	(1,732,413)	229,055	5,816,025	31,112,631	—	—
1290 VT Small Cap Value Portfolio	3,080,064	34,564,102	34,429	(2,309,884)	59,006	5,719,848	38,067,501	—	—
ATM International Managed Volatility Portfolio	31,113,468	341,175,168	26,625,283	(24,253,779)	1,238,389	(7,280,030)	337,505,031	116,925	1,146,861
ATM Large Cap Managed Volatility Portfolio	52,081,124	846,785,006	9,758,296	(77,727,326)	11,476,575	54,736,676	845,029,227	—	8,966,442
ATM Mid Cap Managed Volatility Portfolio	5,272,651	46,277,979	382,266	(2,887,355)	86,256	2,672,357	46,531,503	—	339,230
ATM Small Cap Managed Volatility Portfolio	15,585,946	211,537,510	1,050,988	(12,704,361)	802,727	21,147,513	221,834,377	—	861,630
AXA Global Equity Managed Volatility Portfolio	7,465,549	133,679,050	15,137,713	(9,239,535)	273,582	1,470,294	141,321,104	—	—
AXA International Core Managed Volatility Portfolio	7,592,691	92,468,567	120,803	(6,352,180)	573,746	(2,194,234)	84,616,702	26,124	—
AXA International Value Managed Volatility Portfolio	4,485,227	66,293,463	51,644	(3,464,826)	(78,006)	(2,048,601)	60,753,674	—	—
AXA Large Cap Core Managed Volatility Portfolio	16,898,217	196,098,814	2,967,711	(12,704,361)	495,271	15,315,718	202,173,153	—	2,778,354
AXA Large Cap Growth Managed Volatility Portfolio	3,613,802	137,866,658	1,910,701	(21,662,064)	9,238,392	8,358,601	135,712,288	—	1,781,592
AXA Large Cap Value Managed Volatility Portfolio	8,546,967	182,951,416	154,928	(20,994,477)	12,196,265	(5,452,403)	168,855,729	—	—
AXA/AB Small Cap Growth Portfolio	5,250,906	113,669,650	1,381,300	(8,662,064)	798,050	17,171,099	124,358,035	—	1,252,193
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,826,108	33,100,064	676,191	(1,732,413)	84,530	1,615,436	33,743,808	—	650,368
AXA/Loomis Sayles Growth Portfolio	7,605,065	71,548,680	937,219	(8,042,297)	1,938,184	5,152,649	71,534,435	—	876,968
AXA/Morgan Stanley Small Cap Growth Portfolio*	4,791,940	54,502,051	1,446,173	(3,464,826)	339,731	9,755,643	62,578,772	—	1,394,530
EQ/BlackRock Basic Value Equity Portfolio	4,129,633	112,796,925	94,678	(11,352,180)	1,711,218	5,890,994	109,141,635	—	—
EQ/Core Bond Index Portfolio	8,916,961	84,255,261	9,186,071	(5,774,709)	(10,964)	(891,758)	86,763,901	—	—
EQ/Intermediate Government Bond Portfolio	12,313,434	120,807,308	13,129,107	(8,662,064)	(15,005)	(913,458)	124,345,888	—	—
EQ/International Equity Index Portfolio	6,138,831	72,581,726	71,937	(10,887,355)	858,402	(2,396,643)	60,228,067	28,902	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	3,004,669	62,786,557	1,283,588	(5,197,238)	89,670	(572,523)	58,390,054	—	1,206,125
EQ/Large Cap Growth Index Portfolio	1,081,998	26,479,701	103,668	(12,154,942)	7,494,189	(3,613,721)	18,308,895	—	86,455
EQ/MFS International Growth Portfolio	25,646,810	217,522,131	10,217,524	(14,436,773)	1,063,986	2,776,639	217,143,507	—	3,002,347
EQ/PIMCO Ultra Short Bond Portfolio	3,602,020	37,077,251	1,543,036	(2,887,355)	(135)	621,450	36,354,247	—	—
EQ/Quality Bond PLUS Portfolio	1,388,332	12,339,975	9,385	(577,471)	(4,389)	(157,968)	11,609,532	779	—
EQ/T. Rowe Price Growth Stock Portfolio*	367,749	19,507,440	279,790	(2,309,884)	351,046	2,217,803	20,046,195	—	245,361
Multimanager Core Bond Portfolio	1,813,331	14,914,401	4,088,530	(1,154,942)	(6,683)	(579,279)	17,262,027	371,314	—
Multimanager Mid Cap Growth Portfolio*	804,400	8,973,127	115,865	(577,471)	54,051	1,445,540	10,011,112	—	107,258
Multimanager Mid Cap Value Portfolio	429,487	7,847,313	8,607	(577,471)	313,308	61,237	7,652,994	—	—

Total		3,577,725,960	106,390,426	(307,188,376)	52,397,360	138,884,415	3,568,209,785	545,594	26,201,984

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,568,209,785	$—	$3,568,209,785

Total Assets	$—	$3,568,209,785	$—	$3,568,209,785

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,568,209,785	$—	$3,568,209,785

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,265,146,990
Aggregate gross unrealized depreciation	(9,135,410)

Net unrealized appreciation	$1,256,011,580

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,312,198,205

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (1.6%)
Invesco S&P 500 BuyWrite ETF	6,750	$153,090
iShares Global Infrastructure ETF	3,340	140,681
iShares Micro-Cap ETF	340	36,144
iShares MSCI EAFE Small-Cap ETF	2,170	135,148
iShares U.S. Oil & Gas Exploration & Production ETF	740	56,188

Total Equity		521,251

Commodity (0.4%)
Invesco DB Base Metals Fund*	1,320	21,938
Invesco DB Commodity Index Tracking Fund*	2,390	42,948
Invesco DB Gold Fund*	1,470	55,008
Invesco DB Silver Fund*	400	8,873

Total Commodity		128,767

Specialty (0.5%)
Invesco DB G10 Currency Harvest Fund*	7,390	177,710

Fixed Income (21.8%)
iShares Floating Rate Bond ETF	28,720	1,465,294
iShares International Treasury Bond ETF	2,240	107,878
iShares JP Morgan USD Emerging Markets Bond ETF	22,820	2,460,224
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	30,030	828,528
Vanguard Short-Term Inflation-Protected Securities ETF	6,480	313,438
Vanguard Total International Bond ETF	36,810	2,007,617

Total Fixed Income		7,182,979

Total Exchange Traded Funds (24.3%) (Cost $8,027,760)		8,010,707

INVESTMENT COMPANIES:
Equity (19.3%)
1290 VT GAMCO Small Company Value Portfolio‡	5,090	332,526
1290 VT Low Volatility Global Equity Portfolio‡	14,245	172,841
1290 VT Micro Cap Portfolio‡	9,771	139,399
1290 VT SmartBeta Equity Portfolio‡	12,324	167,714
AXA/AB Small Cap Growth Portfolio‡	14,498	343,348
AXA/ClearBridge Large Cap Growth Portfolio‡	26,060	359,253
AXA/Janus Enterprise Portfolio*‡	24,621	515,085
EQ/BlackRock Basic Value Equity Portfolio‡	13,352	352,870
EQ/Capital Guardian Research Portfolio‡	23,234	671,095
EQ/Emerging Markets Equity PLUS Portfolio‡	30,371	288,038
EQ/International Equity Index Portfolio‡	78,898	774,064
EQ/Invesco Comstock Portfolio‡	17,893	347,049
EQ/MFS International Growth Portfolio‡	60,547	512,636
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,102	332,597
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,633	12,381
MSIF Frontier Markets Portfolio, Institutional Class*	8,805	150,045
Multimanager Mid Cap Value Portfolio‡	28,749	512,272
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,966	137,731
Templeton Global Smaller Companies Fund, Advisor Class	19,532	201,766

Total Equity		6,322,710

Fixed Income (44.9%)
1290 VT High Yield Bond Portfolio‡	163,977	1,617,358
Eaton Vance Floating-Rate Fund, Institutional Class	102,136	928,420
EQ/Global Bond PLUS Portfolio‡	272,798	2,431,476
EQ/Intermediate Government Bond Portfolio‡	243,695	2,460,926
EQ/PIMCO Global Real Return Portfolio‡	214,232	2,097,175
EQ/PIMCO Ultra Short Bond Portfolio‡	245,362	2,476,372
Multimanager Core Bond Portfolio‡	258,104	2,457,021
PIMCO Foreign Bond Fund Unhedged, Institutional Class	32,183	312,500

Total Fixed Income		14,781,248

Alternatives (10.8%)
1290 VT Convertible Securities Portfolio‡	229,559	2,700,972
1290 VT Energy Portfolio‡	7,276	55,324
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	33,175	441,295
1290 VT Natural Resources Portfolio‡	6,940	63,652
1290 VT Real Estate Portfolio‡	10,004	111,130
AQR Managed Futures Strategy, Institutional Class*	5,877	52,602
BlackRock Global Long/Short Credit Fund, Institutional Class	7,707	80,227
Franklin K2 Alternative Strategies Fund, Advisor Class	6,787	78,803

Total Alternatives		3,584,005

Total Investment Companies (75.0%) (Cost $23,335,618)		24,687,963

Total Investments in Securities (99.3%) (Cost $31,363,378)		32,698,670
Other Assets Less Liabilities (0.7%)		220,110

Net Assets (100%)		$32,918,780

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	229,559	2,527,644	460,172	(460,440)	1,452	172,144	2,700,972	3,165	12,499
1290 VT Energy Portfolio	7,276	49,375	10,073	(7,521)	(2)	3,399	55,324	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	33,175	417,145	70,649	(52,650)	8	6,143	441,295	—	130
1290 VT GAMCO Small Company Value Portfolio	5,090	306,604	50,942	(37,607)	112	12,475	332,526	—	572
1290 VT High Yield Bond Portfolio	163,977	1,518,568	261,932	(195,558)	63	32,353	1,617,358	—	—
1290 VT Low Volatility Global Equity Portfolio	14,245	173,315	31,562	(37,564)	775	4,753	172,841	211	1,128
1290 VT Micro Cap Portfolio	9,771	149,822	20,148	(61,743)	7,958	23,214	139,399	—	—
1290 VT Natural Resources Portfolio	6,940	57,771	10,084	(7,521)	(2)	3,320	63,652	10	—
1290 VT Real Estate Portfolio	10,004	120,691	20,149	(30,043)	(7)	340	111,130	—	—
1290 VT SmartBeta Equity Portfolio	12,324	166,765	31,141	(37,564)	2,463	4,909	167,714	—	919
AXA/AB Small Cap Growth Portfolio	14,498	322,844	53,809	(84,307)	1,732	49,270	343,348	—	3,439
AXA/ClearBridge Large Cap Growth Portfolio	26,060	326,433	65,045	(76,129)	1,459	42,445	359,253	—	4,598
AXA/Janus Enterprise Portfolio*	24,621	472,810	83,534	(107,672)	37	66,376	515,085	—	2,939
EQ/BlackRock Basic Value Equity Portfolio	13,352	317,103	50,371	(37,607)	385	22,618	352,870	—	—
EQ/Capital Guardian Research Portfolio	23,234	624,328	123,569	(129,436)	4,446	48,188	671,095	—	12,752
EQ/Emerging Markets Equity PLUS Portfolio	30,371	329,023	52,278	(68,607)	3,217	(27,873)	288,038	171	1,736
EQ/Global Bond PLUS Portfolio	272,798	2,305,984	498,485	(300,858)	(70)	(72,065)	2,431,476	1,216	—
EQ/Intermediate Government Bond Portfolio	243,695	2,297,168	481,470	(300,858)	(298)	(16,556)	2,460,926	—	—
EQ/International Equity Index Portfolio	78,898	788,677	131,334	(128,779)	720	(17,888)	774,064	370	—
EQ/Invesco Comstock Portfolio	17,893	315,741	60,445	(45,129)	870	15,122	347,049	—	—
EQ/MFS International Growth Portfolio	60,547	476,791	87,646	(60,172)	451	7,920	512,636	—	7,050
EQ/PIMCO Global Real Return Portfolio	214,232	1,967,342	405,024	(255,729)	(39)	(19,423)	2,097,175	—	—
EQ/PIMCO Ultra Short Bond Portfolio	245,362	2,303,580	433,971	(300,858)	10	39,669	2,476,372	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	6,102	317,205	64,484	(91,829)	7,506	35,231	332,597	—	4,039
Multimanager Core Bond Portfolio	258,104	2,307,953	532,431	(300,858)	(51)	(82,454)	2,457,021	50,959	—
Multimanager Mid Cap Value Portfolio	28,749	467,733	80,595	(60,172)	233	23,883	512,272	—	—

Total		21,428,415	4,171,343	(3,277,211)	33,428	377,513	22,733,488	56,102	51,801

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,010,707	$—	$—	$8,010,707
Investment Companies
Investment Companies	1,954,475	22,733,488	—	24,687,963

Total Assets	$9,965,182	$22,733,488	$—	$32,698,670

Total Liabilities	$—	$—	$—	$—

Total	$9,965,182	$22,733,488	$—	$32,698,670

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,761,244
Aggregate gross unrealized depreciation	(447,736)

Net unrealized appreciation	$1,313,508

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,385,162

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (2.8%)
Invesco S&P 500 BuyWrite ETF	12,290	$278,737
iShares Global Infrastructure ETF	6,950	292,734
iShares Micro-Cap ETF	500	53,153
iShares MSCI EAFE Small-Cap ETF	3,330	207,392
iShares U.S. Oil & Gas Exploration & Production ETF	2,460	186,788

Total Equity		1,018,804

Commodity (1.0%)
Invesco DB Base Metals Fund*	3,010	50,026
Invesco DB Commodity Index Tracking Fund*	4,930	88,592
Invesco DB Gold Fund*	5,080	190,094
Invesco DB Silver Fund*	1,090	24,180

Total Commodity		352,892

Specialty (0.8%)
Invesco DB G10 Currency Harvest Fund*	12,470	299,871

Fixed Income (16.1%)
iShares Floating Rate Bond ETF	24,560	1,253,051
iShares International Treasury Bond ETF	2,040	98,246
iShares JP Morgan USD Emerging Markets Bond ETF	17,550	1,892,066
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	592,357
Vanguard Short-Term Inflation-Protected Securities ETF	5,900	285,383
Vanguard Total International Bond ETF	27,670	1,509,122

Total Fixed Income		5,630,225

Total Exchange Traded Funds (20.7%) (Cost $7,316,191)		7,301,792

INVESTMENT COMPANIES:
Equity (33.9%)
1290 VT GAMCO Small Company Value Portfolio‡	9,754	637,290
1290 VT Low Volatility Global Equity Portfolio‡	27,032	327,981
1290 VT Micro Cap Portfolio‡	18,184	259,423
1290 VT SmartBeta Equity Portfolio‡	21,515	292,794
AXA/AB Small Cap Growth Portfolio‡	26,560	629,025
AXA/ClearBridge Large Cap Growth Portfolio‡	47,497	654,767
AXA/Janus Enterprise Portfolio*‡	45,413	950,041
EQ/BlackRock Basic Value Equity Portfolio‡	24,719	653,304
EQ/Capital Guardian Research Portfolio‡	44,724	1,291,810
EQ/Emerging Markets Equity PLUS Portfolio‡	57,417	544,537
EQ/International Equity Index Portfolio‡	147,913	1,451,171
EQ/Invesco Comstock Portfolio‡	32,038	621,410
EQ/MFS International Growth Portfolio‡	108,369	917,529
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,206	665,330
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	34,704	263,055
MSIF Frontier Markets Portfolio, Institutional Class*	15,127	257,769
Multimanager Mid Cap Value Portfolio‡	53,067	945,593
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,171	264,948
Templeton Global Smaller Companies Fund, Advisor Class	36,762	379,751

Total Equity		12,007,528

Fixed Income (33.1%)
1290 VT High Yield Bond Portfolio‡	131,367	1,295,715
Eaton Vance Floating-Rate Fund, Institutional Class	72,856	662,264
EQ/Core Bond Index Portfolio‡	2,112	20,552
EQ/Global Bond PLUS Portfolio‡	215,699	1,922,544
EQ/Intermediate Government Bond Portfolio‡	190,689	1,925,654
EQ/PIMCO Global Real Return Portfolio‡	168,280	1,647,341
EQ/PIMCO Ultra Short Bond Portfolio‡	191,734	1,935,117
Multimanager Core Bond Portfolio‡	202,879	1,931,304
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,648	258,749

Total Fixed Income		11,599,240

Alternatives (11.8%)
1290 VT Convertible Securities Portfolio‡	200,487	2,358,914
1290 VT Energy Portfolio‡	18,586	141,324
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	42,770	568,927
1290 VT Natural Resources Portfolio‡	17,478	160,304
1290 VT Real Estate Portfolio‡	26,295	292,096
AQR Managed Futures Strategy, Institutional Class*	27,566	246,716
BlackRock Global Long/Short Credit Fund, Institutional Class	25,120	261,496
Franklin K2 Alternative Strategies Fund, Advisor Class	11,726	136,139

Total Alternatives		4,165,916

Total Investment Companies (78.8%) (Cost $25,763,621)		27,772,684

Total Investments in Securities (99.5%) (Cost $33,079,812)		35,074,476
Other Assets Less Liabilities (0.5%)		173,577

Net Assets (100%)		$35,248,053

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	200,487	2,175,344	205,097	(171,272)	33	149,712	2,358,914	2,775	10,962
1290 VT Energy Portfolio	18,586	130,141	11,530	(9,104)	(11)	8,768	141,324	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	42,770	516,441	80,991	(36,414)	2	7,907	568,927	—	168
1290 VT GAMCO Small Company Value Portfolio	9,754	600,744	52,988	(40,966)	153	24,371	637,290	—	1,100
1290 VT High Yield Bond Portfolio	131,367	1,247,474	103,776	(81,932)	4	26,393	1,295,715	—	—
1290 VT Low Volatility Global Equity Portfolio	27,032	325,965	31,379	(39,759)	392	10,004	327,981	403	2,149
1290 VT Micro Cap Portfolio	18,184	252,771	17,293	(65,355)	8,458	46,256	259,423	—	—
1290 VT Natural Resources Portfolio	17,478	149,482	11,557	(9,104)	6	8,363	160,304	26	—
1290 VT Real Estate Portfolio	26,295	286,036	23,062	(18,207)	2	1,203	292,096	—	—
1290 VT SmartBeta Equity Portfolio	21,515	272,948	30,438	(22,759)	(12)	12,179	292,794	—	1,612
AXA/AB Small Cap Growth Portfolio	26,560	601,687	58,212	(127,466)	3,537	93,055	629,025	—	6,324
AXA/ClearBridge Large Cap Growth Portfolio	47,497	620,058	60,304	(109,666)	2,714	81,357	654,767	—	8,415
AXA/Janus Enterprise Portfolio*	45,413	889,757	86,156	(150,225)	90	124,263	950,041	—	5,442
EQ/BlackRock Basic Value Equity Portfolio	24,719	599,239	51,887	(40,966)	335	42,809	653,304	—	—
EQ/Capital Guardian Research Portfolio	44,724	1,195,781	128,423	(133,232)	782	100,056	1,291,810	—	24,645
EQ/Core Bond Index Portfolio	2,112	20,768	—	—	—	(216)	20,552	—	—
EQ/Emerging Markets Equity PLUS Portfolio	57,417	596,520	55,510	(57,966)	1,031	(50,558)	544,537	326	3,297
EQ/Global Bond PLUS Portfolio	215,699	1,840,907	266,395	(127,450)	2	(57,310)	1,922,544	965	—
EQ/Intermediate Government Bond Portfolio	190,689	1,836,683	230,129	(127,450)	(59)	(13,649)	1,925,654	—	—
EQ/International Equity Index Portfolio	147,913	1,489,953	133,298	(138,691)	894	(34,283)	1,451,171	696	—
EQ/Invesco Comstock Portfolio	32,038	613,696	51,889	(74,966)	5,417	25,374	621,410	—	—
EQ/MFS International Growth Portfolio	108,369	907,011	87,617	(93,873)	1,489	15,285	917,529	—	12,668
EQ/PIMCO Global Real Return Portfolio	168,280	1,565,241	207,069	(109,243)	4	(15,730)	1,647,341	—	—
EQ/PIMCO Ultra Short Bond Portfolio	191,734	1,835,448	195,430	(127,450)	17	31,672	1,935,117	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	12,206	583,327	60,001	(58,366)	1,126	79,242	665,330	—	8,113
Multimanager Core Bond Portfolio	202,879	1,835,514	293,981	(132,002)	(43)	(66,146)	1,931,304	40,784	—
Multimanager Mid Cap Value Portfolio	53,067	917,809	74,950	(93,173)	2,279	43,728	945,593	—	—

Total		23,906,745	2,609,362	(2,197,057)	28,642	694,105	25,041,797	45,975	84,895

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,301,792	$—	$—	$7,301,792
Investment Companies
Investment Companies	2,730,887	25,041,797	—	27,772,684

Total Assets	$10,032,679	$25,041,797	$—	$35,074,476

Total Liabilities	$—	$—	$—	$—

Total	$10,032,679	$25,041,797	$—	$35,074,476

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,474,903
Aggregate gross unrealized depreciation	(474,361)

Net unrealized appreciation	$2,000,542

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,073,934

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (4.5%)
Invesco S&P 500 BuyWrite ETF	13,380	$303,458
iShares Global Infrastructure ETF	8,680	365,602
iShares Micro-Cap ETF	540	57,405
iShares MSCI EAFE Small-Cap ETF	6,420	399,838
iShares U.S. Oil & Gas Exploration & Production ETF	2,970	225,512

Total Equity		1,351,815

Commodity (1.5%)
Invesco DB Base Metals Fund*	3,260	54,181
Invesco DB Commodity Index Tracking Fund*	7,350	132,079
Invesco DB Gold Fund*	6,230	233,127
Invesco DB Silver Fund*	1,350	29,947

Total Commodity		449,334

Specialty (1.2%)
Invesco DB G10 Currency Harvest Fund*	14,365	345,441

Fixed Income (11.9%)
iShares Floating Rate Bond ETF	18,270	932,135
iShares International Treasury Bond ETF	1,730	83,317
iShares JP Morgan USD Emerging Markets Bond ETF	10,570	1,139,552
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	13,450	371,085
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	166,877
Vanguard Total International Bond ETF	16,150	880,821

Total Fixed Income		3,573,787

Total Exchange Traded Funds (19.1%) (Cost $5,628,618)		5,720,377

INVESTMENT COMPANIES:
Equity (43.8%)
1290 VT GAMCO Small Company Value Portfolio‡	10,406	679,866
1290 VT Low Volatility Global Equity Portfolio‡	28,392	344,482
1290 VT Micro Cap Portfolio‡	20,724	295,660
1290 VT SmartBeta Equity Portfolio‡	25,770	350,693
AXA/AB Small Cap Growth Portfolio‡	29,523	699,201
AXA/ClearBridge Large Cap Growth Portfolio‡	52,212	719,760
AXA/Janus Enterprise Portfolio*‡	50,635	1,059,291
EQ/BlackRock Basic Value Equity Portfolio‡	26,787	707,960
EQ/Capital Guardian Research Portfolio‡	48,284	1,394,637
EQ/Emerging Markets Equity PLUS Portfolio‡	61,787	585,978
EQ/International Equity Index Portfolio‡	161,417	1,583,657
EQ/Invesco Comstock Portfolio‡	35,632	691,129
EQ/MFS International Growth Portfolio‡	119,051	1,007,971
EQ/T. Rowe Price Growth Stock Portfolio*‡	13,156	717,137
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	52,205	395,714
MSIF Frontier Markets Portfolio, Institutional Class*	16,364	278,848
Multimanager Mid Cap Value Portfolio‡	57,704	1,028,224
Templeton Emerging Markets Small Cap Fund, Advisor Class	21,064	291,102
Templeton Global Smaller Companies Fund, Advisor Class	27,276	281,761

Total Equity		13,113,071

Fixed Income (23.4%)
1290 VT High Yield Bond Portfolio‡	80,177	790,809
Eaton Vance Floating-Rate Fund, Institutional Class	25,988	236,231
EQ/Core Bond Index Portfolio‡	1,479	14,386
EQ/Global Bond PLUS Portfolio‡	133,591	1,190,712
EQ/Intermediate Government Bond Portfolio‡	118,294	1,194,581
EQ/PIMCO Global Real Return Portfolio‡	103,797	1,016,095
EQ/PIMCO Ultra Short Bond Portfolio‡	118,274	1,193,706
Multimanager Core Bond Portfolio‡	126,284	1,202,165
PIMCO Foreign Bond Fund Unhedged, Institutional Class	17,824	173,076

Total Fixed Income		7,011,761

Alternatives (13.0%)
1290 VT Convertible Securities Portfolio‡	137,025	1,612,224
1290 VT Energy Portfolio‡	27,333	207,839
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	47,581	632,932
1290 VT Natural Resources Portfolio‡	22,278	204,327
1290 VT Real Estate Portfolio‡	33,481	371,927
AQR Managed Futures Strategy, Institutional Class*	42,614	381,398
BlackRock Global Long/Short Credit Fund, Institutional Class	34,704	361,268
Franklin K2 Alternative Strategies Fund, Advisor Class	9,997	116,061

Total Alternatives		3,887,976

Total Investment Companies (80.2%) (Cost $21,742,511)		24,012,808

Total Investments in Securities (99.3%) (Cost $27,371,129)		29,733,185
Other Assets Less Liabilities (0.7%)		196,873

Net Assets (100%)		$29,930,058

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	137,025	1,258,106	397,013	(136,167)	193	93,079	1,612,224	1,888	7,459
1290 VT Energy Portfolio	27,333	166,308	44,730	(15,712)	3	12,510	207,839	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	47,581	499,593	176,788	(52,372)	(27)	8,950	632,932	—	186
1290 VT GAMCO Small Company Value Portfolio	10,406	547,061	165,182	(57,609)	(54)	25,286	679,866	—	1,169
1290 VT High Yield Bond Portfolio	80,177	621,544	221,332	(68,083)	(10)	16,026	790,809	—	—
1290 VT Low Volatility Global Equity Portfolio	28,392	273,580	92,131	(31,423)	(25)	10,219	344,482	421	2,247
1290 VT Micro Cap Portfolio	20,724	230,010	74,552	(65,686)	2,340	54,444	295,660	—	—
1290 VT Natural Resources Portfolio	22,278	165,193	44,763	(15,712)	(19)	10,102	204,327	33	—
1290 VT Real Estate Portfolio	33,481	311,286	89,462	(31,423)	9	2,593	371,927	—	—
1290 VT SmartBeta Equity Portfolio	25,770	276,776	91,384	(31,423)	2	13,954	350,693	—	1,922
AXA/AB Small Cap Growth Portfolio	29,523	554,798	171,014	(124,609)	1,697	96,301	699,201	—	6,999
AXA/ClearBridge Large Cap Growth Portfolio	52,212	550,727	188,132	(102,846)	687	83,060	719,760	—	9,210
AXA/Janus Enterprise Portfolio*	50,635	830,009	259,515	(156,532)	120	126,179	1,059,291	—	6,041
EQ/BlackRock Basic Value Equity Portfolio	26,787	558,780	178,923	(74,846)	263	44,840	707,960	—	—
EQ/Capital Guardian Research Portfolio	48,284	1,098,497	369,425	(172,455)	2,041	97,129	1,394,637	—	26,491
EQ/Core Bond Index Portfolio	1,479	14,537	—	—	—	(151)	14,386	—	—
EQ/Emerging Markets Equity PLUS Portfolio	61,787	566,009	167,892	(94,109)	2,608	(56,422)	585,978	349	3,530
EQ/Global Bond PLUS Portfolio	133,591	963,251	366,301	(104,744)	(11)	(34,085)	1,190,712	595	—
EQ/Intermediate Government Bond Portfolio	118,294	956,226	350,204	(104,744)	(52)	(7,053)	1,194,581	—	—
EQ/International Equity Index Portfolio	161,417	1,366,522	419,682	(163,520)	206	(39,233)	1,583,657	756	—
EQ/Invesco Comstock Portfolio	35,632	556,190	178,921	(74,846)	(6)	30,870	691,129	—	—
EQ/MFS International Growth Portfolio	119,051	827,011	267,328	(101,532)	560	14,604	1,007,971	—	13,854
EQ/PIMCO Global Real Return Portfolio	103,797	831,628	280,974	(89,032)	(6)	(7,469)	1,016,095	—	—
EQ/PIMCO Ultra Short Bond Portfolio	118,274	966,498	313,206	(104,744)	(1)	18,747	1,193,706	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	13,156	552,079	187,628	(102,846)	1,456	78,820	717,137	—	8,706
Multimanager Core Bond Portfolio	126,284	963,883	385,823	(109,981)	(156)	(37,404)	1,202,165	24,208	—
Multimanager Mid Cap Value Portfolio	57,704	827,876	253,474	(101,032)	431	47,475	1,028,224	—	—

Total		17,333,978	5,735,779	(2,288,028)	12,249	703,371	21,497,349	28,250	87,814

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,720,377	$—	$—	$5,720,377
Investment Companies
Investment Companies	2,515,459	21,497,349	—	24,012,808

Total Assets	$8,235,836	$21,497,349	$—	$29,733,185

Total Liabilities	$—	$—	$—	$—

Total	$8,235,836	$21,497,349	$—	$29,733,185

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,644,115
Aggregate gross unrealized depreciation	(285,818)

Net unrealized appreciation	$2,358,297

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,374,888

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (5.8%)
Invesco S&P 500 BuyWrite ETF	9,310	$211,151
iShares Global Infrastructure ETF	7,390	311,267
iShares Micro-Cap ETF	240	25,513
iShares MSCI EAFE Small-Cap ETF	2,310	143,867
iShares U.S. Oil & Gas Exploration & Production ETF	3,150	239,180

Total Equity		930,978

Commodity (2.7%)
Invesco DB Base Metals Fund*	3,850	63,987
Invesco DB Commodity Index Tracking Fund*	7,490	134,595
Invesco DB Gold Fund*	5,975	223,585
Invesco DB Silver Fund*	1,110	24,623

Total Commodity		446,790

Specialty (1.5%)
Invesco DB G10 Currency Harvest Fund*	9,960	239,512

Fixed Income (7.3%)
iShares Floating Rate Bond ETF	6,220	317,344
iShares International Treasury Bond ETF	1,060	51,050
iShares JP Morgan USD Emerging Markets Bond ETF	3,670	395,663
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,360	120,292
Vanguard Short-Term Inflation-Protected Securities ETF	1,220	59,011
Vanguard Total International Bond ETF	4,760	259,610

Total Fixed Income		1,202,970

Total Exchange Traded Funds (17.3%) (Cost $2,862,856)		2,820,250

INVESTMENT COMPANIES:
Equity (53.5%)
1290 VT GAMCO Small Company Value Portfolio‡	7,011	458,052
1290 VT Low Volatility Global Equity Portfolio‡	18,955	229,986
1290 VT Micro Cap Portfolio‡	13,861	197,755
1290 VT SmartBeta Equity Portfolio‡	17,178	233,778
AXA/AB Small Cap Growth Portfolio‡	19,389	459,193
AXA/ClearBridge Large Cap Growth Portfolio‡	33,404	460,485
AXA/Janus Enterprise Portfolio*‡	32,851	687,245
EQ/BlackRock Basic Value Equity Portfolio‡	17,547	463,739
EQ/Capital Guardian Research Portfolio‡	32,131	928,071
EQ/Emerging Markets Equity PLUS Portfolio‡	45,018	426,943
EQ/International Equity Index Portfolio‡	113,535	1,113,889
EQ/Invesco Comstock Portfolio‡	23,542	456,630
EQ/MFS International Growth Portfolio‡	79,077	669,521
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,434	459,761
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	17,947	136,037
MSIF Frontier Markets Portfolio, Institutional Class*	12,455	212,234
Multimanager Mid Cap Value Portfolio‡	38,301	682,486
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,211	196,401
Templeton Global Smaller Companies Fund, Advisor Class	26,026	268,852

Total Equity		8,741,058

Fixed Income (14.9%)
1290 VT High Yield Bond Portfolio‡	29,512	291,090
Eaton Vance Floating-Rate Fund, Institutional Class	9,519	86,530
EQ/Core Bond Index Portfolio‡	1,584	15,414
EQ/Global Bond PLUS Portfolio‡	45,183	402,719
EQ/Intermediate Government Bond Portfolio‡	40,082	404,761
EQ/PIMCO Global Real Return Portfolio‡	35,522	347,730
EQ/PIMCO Ultra Short Bond Portfolio‡	40,752	411,298
Multimanager Core Bond Portfolio‡	42,847	407,880
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,883	66,837

Total Fixed Income		2,434,259

Alternatives (13.7%)
1290 VT Convertible Securities Portfolio‡	57,726	679,197
1290 VT Energy Portfolio‡	31,031	235,959
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	19,061	253,554
1290 VT Natural Resources Portfolio‡	25,469	233,589
1290 VT Real Estate Portfolio‡	35,345	392,634
AQR Managed Futures Strategy, Institutional Class*	22,947	205,380
BlackRock Global Long/Short Credit Fund, Institutional Class	15,116	157,359
Franklin K2 Alternative Strategies Fund, Advisor Class	8,030	93,224

Total Alternatives		2,250,896

Total Investment Companies (82.1%) (Cost $12,080,659)		13,426,213

Total Investments in Securities (99.4%) (Cost $14,943,515)		16,246,463
Other Assets Less Liabilities (0.6%)		97,020

Net Assets (100%)		$16,343,483

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	57,726	541,975	121,045	(22,901)	3	39,075	679,197	778	3,071
1290 VT Energy Portfolio	31,031	201,470	41,017	(21,515)	(579)	15,566	235,959	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	19,061	212,294	46,951	(9,160)	(2)	3,471	253,554	—	73
1290 VT GAMCO Small Company Value Portfolio	7,011	374,706	82,805	(16,030)	6	16,565	458,052	—	769
1290 VT High Yield Bond Portfolio	29,512	247,625	46,878	(9,160)	6	5,741	291,090	—	—
1290 VT Low Volatility Global Equity Portfolio	18,955	194,370	42,757	(14,015)	61	6,813	229,986	275	1,465
1290 VT Micro Cap Portfolio	13,861	164,437	29,299	(36,925)	4,645	36,299	197,755	—	—
1290 VT Natural Resources Portfolio	25,469	201,397	41,055	(21,515)	70	12,582	233,589	37	—
1290 VT Real Estate Portfolio	35,345	333,388	70,317	(13,740)	(11)	2,680	392,634	—	—
1290 VT SmartBeta Equity Portfolio	17,178	196,031	42,269	(14,015)	60	9,433	233,778	—	1,251
AXA/AB Small Cap Growth Portfolio	19,389	383,348	86,527	(76,330)	2,389	63,259	459,193	—	4,490
AXA/ClearBridge Large Cap Growth Portfolio	33,404	377,925	87,791	(60,130)	744	54,155	460,485	—	5,754
AXA/Janus Enterprise Portfolio*	32,851	565,924	121,028	(83,201)	(157)	83,651	687,245	—	3,832
EQ/BlackRock Basic Value Equity Portfolio	17,547	374,906	82,035	(22,030)	279	28,549	463,739	—	—
EQ/Capital Guardian Research Portfolio	32,131	746,124	175,448	(59,416)	295	65,620	928,071	—	17,235
EQ/Core Bond Index Portfolio	1,584	15,576	—	—	—	(162)	15,414	—	—
EQ/Emerging Markets Equity PLUS Portfolio	45,018	380,188	115,990	(37,030)	1,761	(33,966)	426,943	247	2,505
EQ/Global Bond PLUS Portfolio	45,183	334,683	93,113	(13,740)	(2)	(11,335)	402,719	197	—
EQ/Intermediate Government Bond Portfolio	40,082	332,848	88,117	(13,740)	(1)	(2,463)	404,761	—	—
EQ/International Equity Index Portfolio	113,535	919,935	261,706	(45,168)	54	(22,638)	1,113,889	519	—
EQ/Invesco Comstock Portfolio	23,542	377,772	82,035	(23,530)	402	19,951	456,630	—	—
EQ/MFS International Growth Portfolio	79,077	576,200	126,185	(43,901)	277	10,760	669,521	—	8,989
EQ/PIMCO Global Real Return Portfolio	35,522	303,454	58,598	(11,450)	2	(2,874)	347,730	—	—
EQ/PIMCO Ultra Short Bond Portfolio	40,752	340,735	78,118	(13,740)	1	6,184	411,298	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	8,434	378,689	87,485	(59,530)	1,665	51,452	459,761	—	5,450
Multimanager Core Bond Portfolio	42,847	333,371	101,955	(14,885)	1	(12,562)	407,880	7,977	—
Multimanager Mid Cap Value Portfolio	38,301	557,410	117,195	(22,901)	22	30,760	682,486	—	—

Total		9,966,781	2,327,719	(779,698)	11,991	476,566	12,003,359	10,030	54,884

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,820,250	$—	$—	$2,820,250
Investment Companies
Investment Companies	1,422,854	12,003,359	—	13,426,213

Total Assets	$4,243,104	$12,003,359	$—	$16,246,463

Total Liabilities	$—	$—	$—	$—

Total	$4,243,104	$12,003,359	$—	$16,246,463

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,597,272
Aggregate gross unrealized depreciation	(255,475)

Net unrealized appreciation	$1,341,797

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,904,666

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (7.6%)
Invesco S&P 500 BuyWrite ETF	5,790	$131,317
iShares Global Infrastructure ETF	5,010	211,021
iShares Micro-Cap ETF	200	21,261
iShares MSCI EAFE Small-Cap ETF	970	60,412
iShares U.S. Oil & Gas Exploration & Production ETF	2,440	185,269

Total Equity		609,280

Commodity (4.4%)
Invesco DB Base Metals Fund*	2,900	48,198
Invesco DB Commodity Index Tracking Fund*	6,470	116,266
Invesco DB Gold Fund*	4,270	159,783
Invesco DB Silver Fund*	1,260	27,951

Total Commodity		352,198

Specialty (1.8%)
Invesco DB G10 Currency Harvest Fund*	6,055	145,607

Fixed Income (3.1%)
iShares Floating Rate Bond ETF	1,250	63,775
iShares International Treasury Bond ETF	160	7,705
iShares JP Morgan USD Emerging Markets Bond ETF	680	73,311
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,120	30,901
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,060
Vanguard Total International Bond ETF	1,070	58,358

Total Fixed Income		247,110

Total Exchange Traded Funds (16.9%) (Cost $1,404,859)		1,354,195

INVESTMENT COMPANIES:
Equity (62.8%)
1290 VT GAMCO Small Company Value Portfolio‡	3,996	261,055
1290 VT Low Volatility Global Equity Portfolio‡	10,688	129,685
1290 VT Micro Cap Portfolio‡	8,164	116,467
1290 VT SmartBeta Equity Portfolio‡	9,821	133,659
AXA/AB Small Cap Growth Portfolio‡	11,094	262,737
AXA/ClearBridge Large Cap Growth Portfolio‡	19,465	268,334
AXA/Janus Enterprise Portfolio*‡	19,208	401,828
EQ/BlackRock Basic Value Equity Portfolio‡	10,151	268,282
EQ/Capital Guardian Research Portfolio‡	18,394	531,302
EQ/Emerging Markets Equity PLUS Portfolio‡	26,444	250,795
EQ/International Equity Index Portfolio‡	65,558	643,186
EQ/Invesco Comstock Portfolio‡	13,608	263,938
EQ/MFS International Growth Portfolio‡	45,573	385,850
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,921	268,242
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	3,972	30,110
MSIF Frontier Markets Portfolio, Institutional Class*	7,121	121,334
Multimanager Mid Cap Value Portfolio‡	21,944	391,016
Templeton Emerging Markets Small Cap Fund, Advisor Class	8,451	116,788
Templeton Global Smaller Companies Fund, Advisor Class	18,420	190,278

Total Equity		5,034,886

Fixed Income (5.6%)
1290 VT High Yield Bond Portfolio‡	5,108	50,383
Eaton Vance Floating-Rate Fund, Institutional Class	2,005	18,226
EQ/Global Bond PLUS Portfolio‡	8,868	79,042
EQ/Intermediate Government Bond Portfolio‡	7,527	76,014
EQ/PIMCO Global Real Return Portfolio‡	7,063	69,142
EQ/PIMCO Ultra Short Bond Portfolio‡	7,440	75,092
Multimanager Core Bond Portfolio‡	8,381	79,787
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,121	10,883

Total Fixed Income		458,569

Alternatives (14.4%)
1290 VT Convertible Securities Portfolio‡	19,772	232,637
1290 VT Energy Portfolio‡	23,446	178,280
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	5,563	74,000
1290 VT Natural Resources Portfolio‡	20,102	184,368
1290 VT Real Estate Portfolio‡	26,149	290,480
AQR Managed Futures Strategy, Institutional Class*	11,279	100,945
BlackRock Global Long/Short Credit Fund, Institutional Class	5,079	52,875
Franklin K2 Alternative Strategies Fund, Advisor Class	3,722	43,217

Total Alternatives		1,156,802

Total Investment Companies (82.8%) (Cost $6,032,928)		6,650,257

Total Investments in Securities (99.7%) (Cost $7,437,787)		8,004,452
Other Assets Less Liabilities (0.3%)		25,402

Net Assets (100%)		$8,029,854

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	19,772	180,701	69,572	(30,496)	(58)	12,918	232,637	274	1,083
1290 VT Energy Portfolio	23,446	140,034	48,726	(21,783)	(75)	11,378	178,280	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	5,563	59,535	24,384	(10,891)	(49)	1,021	74,000	—	22
1290 VT GAMCO Small Company Value Portfolio	3,996	208,337	78,415	(34,853)	(305)	9,461	261,055	—	451
1290 VT High Yield Bond Portfolio	5,108	41,265	14,618	(6,535)	(4)	1,039	50,383	—	—
1290 VT Low Volatility Global Equity Portfolio	10,688	103,442	39,992	(17,426)	(181)	3,858	129,685	160	851
1290 VT Micro Cap Portfolio	8,164	92,518	29,235	(29,070)	2,052	21,732	116,467	—	—
1290 VT Natural Resources Portfolio	20,102	147,597	48,757	(21,783)	8	9,789	184,368	30	—
1290 VT Real Estate Portfolio	26,149	231,728	95,707	(39,209)	(48)	2,302	290,480	—	—
1290 VT SmartBeta Equity Portfolio	9,821	106,105	39,717	(17,426)	(147)	5,410	133,659	—	737
AXA/AB Small Cap Growth Portfolio	11,094	210,950	80,608	(66,853)	1,893	36,139	262,737	—	2,645
AXA/ClearBridge Large Cap Growth Portfolio	19,465	213,316	81,414	(58,453)	546	31,511	268,334	—	3,454
AXA/Janus Enterprise Portfolio*	19,208	307,317	114,375	(66,101)	(57)	46,294	401,828	—	2,305
EQ/BlackRock Basic Value Equity Portfolio	10,151	212,144	77,962	(38,853)	(12)	17,041	268,282	—	—
EQ/Capital Guardian Research Portfolio	18,394	416,241	161,201	(83,427)	839	36,448	531,302	—	10,150
EQ/Emerging Markets Equity PLUS Portfolio	26,444	212,417	95,633	(34,853)	182	(22,584)	250,795	150	1,520
EQ/Global Bond PLUS Portfolio	8,868	59,738	32,403	(10,891)	4	(2,212)	79,042	40	—
EQ/Intermediate Government Bond Portfolio	7,527	62,983	24,361	(10,891)	(18)	(421)	76,014	—	—
EQ/International Equity Index Portfolio	65,558	516,515	231,294	(89,243)	(54)	(15,326)	643,186	309	—
EQ/Invesco Comstock Portfolio	13,608	213,032	77,962	(38,853)	(176)	11,973	263,938	—	—
EQ/MFS International Growth Portfolio	45,573	313,099	117,406	(50,101)	(233)	5,679	385,850	—	5,335
EQ/PIMCO Global Real Return Portfolio	7,063	50,833	27,491	(8,713)	(6)	(463)	69,142	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,440	60,444	24,363	(10,891)	1	1,175	75,092	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	4,921	207,589	81,238	(50,453)	650	29,218	268,242	—	3,276
Multimanager Core Bond Portfolio	8,381	59,106	33,841	(10,891)	(10)	(2,259)	79,787	1,479	—
Multimanager Mid Cap Value Portfolio	21,944	311,472	112,070	(50,101)	(543)	18,118	391,016	—	—

Total		4,738,458	1,862,745	(909,040)	4,199	269,239	5,965,601	2,442	31,829

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,354,195	$—	$—	$1,354,195
Investment Companies
Investment Companies	684,656	5,965,601	—	6,650,257

Total Assets	$2,038,851	$5,965,601	$—	$8,004,452

Total Liabilities	$—	$—	$—	$—

Total	$2,038,851	$5,965,601	$—	$8,004,452

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$752,766
Aggregate gross unrealized depreciation	(169,259)

Net unrealized appreciation	$583,507

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,420,945

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,340,511	$13,324,902
1290 VT High Yield Bond Portfolio‡	1,969,264	19,423,509
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	779,426	7,576,022
EQ/Core Bond Index Portfolio‡	8,779,858	85,429,861
EQ/PIMCO Global Real Return Portfolio‡	980,607	9,599,423
EQ/Quality Bond PLUS Portfolio‡	4,925,499	41,188,098
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	338,485	4,867,416

Total Investments in Securities (100.1%) (Cost $185,735,880)		181,409,231
Other Assets Less Liabilities (-0.1%)		(143,001)

Net Assets (100%)		$181,266,230

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,340,511	13,449,571	1,462	—	—	(126,131)	13,324,902	1,461	—
1290 VT High Yield Bond Portfolio	1,969,264	19,508,479	163,540	(643,220)	2,285	392,425	19,423,509	—	—
EQ/Core Bond Index Portfolio	8,779,858	92,642,595	2,126,034	(8,361,974)	(159,539)	(817,255)	85,429,861	—	—
EQ/PIMCO Global Real Return Portfolio	980,607	10,179,404	163,540	(643,220)	29	(100,330)	9,599,423	—	—
EQ/Quality Bond PLUS Portfolio	4,925,499	43,680,418	656,931	(2,572,881)	(19,758)	(556,612)	41,188,098	2,766	—

Total		179,460,467	3,111,507	(12,221,295)	(176,983)	(1,207,903)	168,965,793	4,227	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,443,438	$168,965,793	$—	$181,409,231

Total Assets	$12,443,438	$168,965,793	$—	$181,409,231

Total Liabilities	$—	$—	$—	$—

Total	$12,443,438	$168,965,793	$—	$181,409,231

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,337
Aggregate gross unrealized depreciation	(4,481,623)

Net unrealized depreciation	$(4,310,286)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,719,517

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
1290 VT Micro Cap Portfolio‡	2,330,476	$33,247,858
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,266,732	81,838,342

Total Investments in Securities (100.1%) (Cost $75,819,601)		115,086,200
Other Assets Less Liabilities (-0.1%)		(72,385)

Net Assets (100%)		$115,013,815

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,330,476	27,761,489	1,230,259	(2,000,445)	112,187	6,144,368	33,247,858	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	6,266,732	69,311,269	5,058,219	(5,273,900)	201,461	12,541,293	81,838,342	—	1,814,810

Total		97,072,758	6,288,478	(7,274,345)	313,648	18,685,661	115,086,200	—	1,814,810

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$115,086,200	$—	$115,086,200

Total Assets	$—	$115,086,200	$—	$115,086,200

Total Liabilities	$—	$—	$—	$—

Total	$—	$115,086,200	$—	$115,086,200

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,290,972
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$39,290,972

Federal income tax cost of investments in securities and derivative instruments, if applicable	$75,795,228

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
1290 VT GAMCO Small Company Value Portfolio‡	920,074	$60,113,622
1290 VT Small Cap Value Portfolio‡	10,163,324	125,611,807

Total Investments in Securities (100.1%) (Cost $129,509,515)		185,725,429
Other Assets Less Liabilities (-0.1%)		(96,722)

Net Assets (100%)		$185,628,707

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	920,074	57,605,725	5,441,670	(5,201,885)	36,017	2,232,095	60,113,622	—	104,003
1290 VT Small Cap Value Portfolio	10,163,324	114,647,583	4,640,440	(13,326,130)	1,711,724	17,938,190	125,611,807	—	—

Total		172,253,308	10,082,110	(18,528,015)	1,747,741	20,170,285	185,725,429	—	104,003

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$185,725,429	$—	$185,725,429

Total Assets	$—	$185,725,429	$—	$185,725,429

Total Liabilities	$—	$—	$—	$—

Total	$—	$185,725,429	$—	$185,725,429

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,395,732
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$56,395,732

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,329,697

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (46.1%)
EQ/BlackRock Basic Value Equity Portfolio‡	51,476	$1,360,446
EQ/Emerging Markets Equity PLUS Portfolio‡	172,960	1,640,325
EQ/Equity 500 Index Portfolio‡	224,626	10,915,307
EQ/International Equity Index Portfolio‡	468,132	4,592,844
EQ/MFS International Growth Portfolio‡	139,376	1,180,051
EQ/Small Company Index Portfolio‡	93,160	1,228,515
Multimanager Aggressive Equity Portfolio‡	9,914	729,994
Multimanager Mid Cap Growth Portfolio*‡	72,157	898,030
Multimanager Mid Cap Value Portfolio‡	53,944	961,228

Total Equity		23,506,740

Fixed Income (54.0%)
1290 VT High Yield Bond Portfolio‡	408,273	4,026,936
EQ/Core Bond Index Portfolio‡	1,112,433	10,824,207
EQ/Global Bond PLUS Portfolio‡	456,169	4,065,880
EQ/PIMCO Ultra Short Bond Portfolio‡	338,354	3,414,919
EQ/Quality Bond PLUS Portfolio‡	616,028	5,151,360

Total Fixed Income		27,483,302

Total Investments in Securities (100.1%) (Cost $41,209,339)		50,990,042
Other Assets Less Liabilities (-0.1%)		(36,854)

Net Assets (100%)		$50,953,188

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	408,273	4,495,241	578,239	(1,127,573)	(4,628)	85,657	4,026,936	—	—
EQ/BlackRock Basic Value Equity Portfolio	51,476	1,703,612	152,779	(597,759)	82,795	19,019	1,360,446	—	—
EQ/Core Bond Index Portfolio	1,112,433	12,239,389	1,963,890	(3,243,416)	8,789	(144,445)	10,824,207	—	—
EQ/Emerging Markets Equity PLUS Portfolio	172,960	2,225,403	278,559	(702,424)	24,279	(185,492)	1,640,325	984	9,961
EQ/Equity 500 Index Portfolio	224,626	13,503,507	971,642	(4,673,611)	2,133,607	(1,019,838)	10,915,307	—	17,286
EQ/Global Bond PLUS Portfolio	456,169	4,664,650	707,316	(1,166,021)	(6,998)	(133,067)	4,065,880	2,047	—
EQ/International Equity Index Portfolio	468,132	5,763,372	523,104	(1,580,179)	18,274	(131,727)	4,592,844	2,208	—
EQ/MFS International Growth Portfolio	139,376	1,498,389	287,413	(632,076)	41,434	(15,109)	1,180,051	—	16,386
EQ/PIMCO Ultra Short Bond Portfolio	338,354	3,746,973	621,208	(1,014,125)	736	60,127	3,414,919	—	—
EQ/Quality Bond PLUS Portfolio	616,028	5,832,803	867,733	(1,469,812)	(6,578)	(72,786)	5,151,360	347	—
EQ/Small Company Index Portfolio	93,160	1,159,295	392,598	(472,918)	26,253	123,287	1,228,515	—	199
Multimanager Aggressive Equity Portfolio	9,914	778,928	60,076	(253,620)	143,411	1,199	729,994	—	—
Multimanager Mid Cap Growth Portfolio*	72,157	909,853	90,324	(247,416)	41,156	104,113	898,030	—	9,633
Multimanager Mid Cap Value Portfolio	53,944	1,050,683	60,074	(198,620)	80,419	(31,328)	961,228	—	—

Total		59,572,098	7,554,955	(17,379,570)	2,582,949	(1,340,390)	50,990,042	5,586	53,465

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$50,990,042	$—	$50,990,042

Total Assets	$—	$50,990,042	$—	$50,990,042

Total Liabilities	$—	$—	$—	$—

Total	$—	$50,990,042	$—	$50,990,042

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,666,759
Aggregate gross unrealized depreciation	(911,308)

Net unrealized appreciation	$9,755,451

Federal income tax cost of investments in securities and derivative instruments, if applicable	$41,234,591

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (67.5%)
EQ/BlackRock Basic Value Equity Portfolio‡	168,181	$4,444,840
EQ/Emerging Markets Equity PLUS Portfolio‡	839,639	7,962,991
EQ/Equity 500 Index Portfolio‡	1,109,765	53,927,128
EQ/International Equity Index Portfolio‡	2,014,459	19,763,855
EQ/MFS International Growth Portfolio‡	1,037,448	8,783,750
EQ/Small Company Index Portfolio‡	822,547	10,847,029
Multimanager Aggressive Equity Portfolio‡	37,572	2,766,698
Multimanager Mid Cap Growth Portfolio*‡	141,967	1,766,839
Multimanager Mid Cap Value Portfolio‡	133,669	2,381,834

Total Equity		112,644,964

Fixed Income (32.7%)
1290 VT High Yield Bond Portfolio‡	956,424	9,433,531
EQ/Core Bond Index Portfolio‡	2,120,790	20,635,735
EQ/Global Bond PLUS Portfolio‡	914,582	8,151,762
EQ/PIMCO Ultra Short Bond Portfolio‡	653,494	6,595,544
EQ/Quality Bond PLUS Portfolio‡	1,181,314	9,878,404

Total Fixed Income		54,694,976

Total Investments in Securities (100.2%) (Cost $125,836,305)		167,339,940
Other Assets Less Liabilities (-0.2%)		(414,891)

Net Assets (100%)		$166,925,049

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	956,424	9,133,500	1,409,559	(1,300,095)	(292)	190,859	9,433,531	—	—
EQ/BlackRock Basic Value Equity Portfolio	168,181	5,003,395	361,626	(1,249,687)	87,092	242,414	4,444,840	—	—
EQ/Core Bond Index Portfolio	2,120,790	20,377,865	3,456,098	(2,977,198)	(7,618)	(213,412)	20,635,735	—	—
EQ/Emerging Markets Equity PLUS Portfolio	839,639	9,260,367	943,312	(1,492,831)	15,115	(762,972)	7,962,991	4,751	48,097
EQ/Equity 500 Index Portfolio	1,109,765	57,233,083	3,379,455	(11,972,654)	1,663,443	3,623,801	53,927,128	—	85,018
EQ/Global Bond PLUS Portfolio	914,582	8,235,971	1,336,007	(1,152,726)	4,755	(272,245)	8,151,762	4,084	—
EQ/International Equity Index Portfolio	2,014,459	21,783,930	1,997,028	(3,548,340)	14,068	(482,831)	19,763,855	9,459	—
EQ/MFS International Growth Portfolio	1,037,448	9,211,849	713,151	(1,308,500)	18,668	148,582	8,783,750	—	121,027
EQ/PIMCO Ultra Short Bond Portfolio	653,494	6,345,880	1,118,407	(980,921)	(94)	112,272	6,595,544	—	—
EQ/Quality Bond PLUS Portfolio	1,181,314	9,905,940	1,648,541	(1,541,434)	(3,743)	(130,900)	9,878,404	661	—
EQ/Small Company Index Portfolio	822,547	10,239,232	1,073,332	(1,668,704)	63,265	1,139,904	10,847,029	—	1,743
Multimanager Aggressive Equity Portfolio	37,572	2,726,128	180,814	(674,843)	349,561	185,038	2,766,698	—	—
Multimanager Mid Cap Growth Portfolio*	141,967	1,640,422	171,878	(325,309)	21,904	257,944	1,766,839	—	18,871
Multimanager Mid Cap Value Portfolio	133,669	2,367,193	51,661	(155,670)	39,872	78,778	2,381,834	—	—

Total		173,464,755	17,840,869	(30,348,912)	2,265,996	4,117,232	167,339,940	18,955	274,756

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$167,339,940	$—	$167,339,940

Total Assets	$—	$167,339,940	$—	$167,339,940

Total Liabilities	$—	$—	$—	$—

Total	$—	$167,339,940	$—	$167,339,940

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,736,501
Aggregate gross unrealized depreciation	(1,375,230)

Net unrealized appreciation	$41,361,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$125,978,669

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.5%)
EQ/BlackRock Basic Value Equity Portfolio‡	131,522	$3,475,972
EQ/Emerging Markets Equity PLUS Portfolio‡	760,704	7,214,385
EQ/Equity 500 Index Portfolio‡	1,167,741	56,744,377
EQ/International Equity Index Portfolio‡	1,876,699	18,412,291
EQ/MFS International Growth Portfolio‡	1,109,732	9,395,749
EQ/Small Company Index Portfolio‡	855,226	11,277,978
Multimanager Aggressive Equity Portfolio‡	23,225	1,710,165
Multimanager Mid Cap Growth Portfolio*‡	99,834	1,242,481
Multimanager Mid Cap Value Portfolio‡	64,853	1,155,612

Total Equity		110,629,010

Fixed Income (19.6%)
1290 VT High Yield Bond Portfolio‡	470,146	4,637,207
EQ/Core Bond Index Portfolio‡	1,037,434	10,094,455
EQ/Global Bond PLUS Portfolio‡	450,705	4,017,177
EQ/PIMCO Ultra Short Bond Portfolio‡	319,104	3,220,637
EQ/Quality Bond PLUS Portfolio‡	587,724	4,914,674

Total Fixed Income		26,884,150

Total Investments in Securities (100.1%) (Cost $99,514,856)		137,513,160
Other Assets Less Liabilities (-0.1%)		(85,175)

Net Assets (100%)		$137,427,985

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	470,146	4,191,816	714,102	(361,208)	64	92,433	4,637,207	—	—
EQ/BlackRock Basic Value Equity Portfolio	131,522	3,444,930	419,170	(627,650)	17,745	221,777	3,475,972	—	—
EQ/Core Bond Index Portfolio	1,037,434	9,389,052	1,656,471	(849,023)	(263)	(101,782)	10,094,455	—	—
EQ/Emerging Markets Equity PLUS Portfolio	760,704	7,747,348	925,287	(798,809)	13,067	(672,508)	7,214,385	4,291	43,438
EQ/Equity 500 Index Portfolio	1,167,741	53,730,706	4,011,504	(6,286,400)	162,766	5,125,801	56,744,377	—	89,234
EQ/Global Bond PLUS Portfolio	450,705	3,816,699	655,188	(326,822)	(194)	(127,694)	4,017,177	2,008	—
EQ/International Equity Index Portfolio	1,876,699	18,385,354	2,052,080	(1,584,439)	2,165	(442,869)	18,412,291	8,786	—
EQ/MFS International Growth Portfolio	1,109,732	9,077,657	836,451	(679,471)	(570)	161,682	9,395,749	—	129,100
EQ/PIMCO Ultra Short Bond Portfolio	319,104	2,893,416	535,783	(261,490)	23	52,905	3,220,637	—	—
EQ/Quality Bond PLUS Portfolio	587,724	4,594,076	866,697	(482,815)	(430)	(62,854)	4,914,674	328	—
EQ/Small Company Index Portfolio	855,226	9,775,482	1,192,543	(855,631)	13,274	1,152,310	11,277,978	—	1,807
Multimanager Aggressive Equity Portfolio	23,225	1,471,805	261,982	(326,656)	19,664	283,370	1,710,165	—	—
Multimanager Mid Cap Growth Portfolio*	99,834	1,042,092	118,020	(100,662)	2,944	180,087	1,242,481	—	13,229
Multimanager Mid Cap Value Portfolio	64,853	1,099,073	26,197	(25,166)	212	55,296	1,155,612	—	—

Total		130,659,506	14,271,475	(13,566,242)	230,467	5,917,954	137,513,160	15,413	276,808

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$137,513,160	$—	$137,513,160

Total Assets	$—	$137,513,160	$—	$137,513,160

Total Liabilities	$—	$—	$—	$—

Total	$—	$137,513,160	$—	$137,513,160

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,553,136
Aggregate gross unrealized depreciation	(660,328)

Net unrealized appreciation	$37,892,808

Federal income tax cost of investments in securities and derivative instruments, if applicable	$99,620,352

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (89.6%)
EQ/BlackRock Basic Value Equity Portfolio‡	128,288	$3,390,497
EQ/Emerging Markets Equity PLUS Portfolio‡	654,896	6,210,921
EQ/Equity 500 Index Portfolio‡	1,026,807	49,895,918
EQ/International Equity Index Portfolio‡	1,665,259	16,337,857
EQ/MFS International Growth Portfolio‡	969,110	8,205,147
EQ/Small Company Index Portfolio‡	701,056	9,244,913
Multimanager Aggressive Equity Portfolio‡	19,299	1,421,104
Multimanager Mid Cap Growth Portfolio*‡	79,637	991,116
Multimanager Mid Cap Value Portfolio‡	61,258	1,091,554

Total Equity		96,789,027

Fixed Income (10.4%)
1290 VT High Yield Bond Portfolio‡	241,858	2,385,526
EQ/Core Bond Index Portfolio‡	417,391	4,061,302
EQ/Global Bond PLUS Portfolio‡	164,555	1,466,698
EQ/PIMCO Ultra Short Bond Portfolio‡	133,062	1,342,956
EQ/Quality Bond PLUS Portfolio‡	237,949	1,989,779

Total Fixed Income		11,246,261

Total Investments in Securities (100.0%) (Cost $77,946,407)		108,035,288
Other Assets Less Liabilities (0.0%)		(17,189)

Net Assets (100%)		$108,018,099

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	241,858	2,037,942	386,850	(86,380)	(3)	47,117	2,385,526	—	—
EQ/BlackRock Basic Value Equity Portfolio	128,288	3,110,306	314,189	(258,558)	1,883	222,677	3,390,497	—	—
EQ/Core Bond Index Portfolio	417,391	3,562,646	697,336	(160,376)	(7)	(38,297)	4,061,302	—	—
EQ/Emerging Markets Equity PLUS Portfolio	654,896	6,513,049	728,208	(479,939)	11,761	(562,158)	6,210,921	3,701	37,463
EQ/Equity 500 Index Portfolio	1,026,807	45,511,366	3,153,634	(3,379,374)	56,309	4,553,983	49,895,918	—	78,579
EQ/Global Bond PLUS Portfolio	164,555	1,301,962	264,141	(53,988)	(4)	(45,413)	1,466,698	734	—
EQ/International Equity Index Portfolio	1,665,259	15,843,873	1,608,046	(741,832)	29	(372,259)	16,337,857	7,810	—
EQ/MFS International Growth Portfolio	969,110	7,690,406	737,482	(362,511)	442	139,328	8,205,147	—	112,901
EQ/PIMCO Ultra Short Bond Portfolio	133,062	1,137,970	242,205	(58,593)	(3)	21,377	1,342,956	—	—
EQ/Quality Bond PLUS Portfolio	237,949	1,637,545	456,301	(80,188)	(6)	(23,873)	1,989,779	133	—
EQ/Small Company Index Portfolio	701,056	8,020,297	711,379	(419,517)	3,207	929,547	9,244,913	—	1,483
Multimanager Aggressive Equity Portfolio	19,299	1,116,443	221,782	(154,571)	2,788	234,662	1,421,104	—	—
Multimanager Mid Cap Growth Portfolio*	79,637	814,463	66,022	(32,393)	282	142,742	991,116	—	10,577
Multimanager Mid Cap Value Portfolio	61,258	1,031,593	18,482	(10,798)	62	52,215	1,091,554	—	—

Total		99,329,861	9,606,057	(6,279,018)	76,740	5,301,648	108,035,288	12,378	241,003

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$108,035,288	$—	$108,035,288

Total Assets	$—	$108,035,288	$—	$108,035,288

Total Liabilities	$—	$—	$—	$—

Total	$—	$108,035,288	$—	$108,035,288

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,269,467
Aggregate gross unrealized depreciation	(210,267)

Net unrealized appreciation	$30,059,200

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,976,088

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
EQ/BlackRock Basic Value Equity Portfolio‡	41,732	$1,102,930
EQ/Emerging Markets Equity PLUS Portfolio‡	147,817	1,401,875
EQ/Equity 500 Index Portfolio‡	224,777	10,922,671
EQ/International Equity Index Portfolio‡	347,494	3,409,265
EQ/MFS International Growth Portfolio‡	301,088	2,549,216
EQ/Small Company Index Portfolio‡	192,817	2,542,701
Multimanager Aggressive Equity Portfolio‡	9,998	736,195
Multimanager Mid Cap Growth Portfolio*‡	7,435	92,537
Multimanager Mid Cap Value Portfolio‡	6,315	112,530

Total Investments in Securities (100.1%) (Cost $19,839,572)		22,869,920
Other Assets Less Liabilities (-0.1%)		(17,221)

Net Assets (100%)		$22,852,699

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2018, were as follows:

Security Description	Shares at September 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	41,732	845,911	306,629	(121,775)	1,500	70,665	1,102,930	—	—
EQ/Emerging Markets Equity PLUS Portfolio	147,817	1,113,180	435,493	(26,723)	4	(120,079)	1,401,875	825	8,349
EQ/Equity 500 Index Portfolio	224,777	7,681,758	2,504,336	(176,857)	36	913,398	10,922,671	—	17,020
EQ/International Equity Index Portfolio	347,494	2,505,377	1,045,606	(67,149)	(16)	(74,553)	3,409,265	1,609	—
EQ/MFS International Growth Portfolio	301,088	1,948,343	606,168	(40,580)	3	35,282	2,549,216	—	34,721
EQ/Small Company Index Portfolio	192,817	1,735,631	624,959	(44,012)	(4)	226,127	2,542,701	—	403
Multimanager Aggressive Equity Portfolio	9,998	466,576	223,003	(65,836)	1,087	111,365	736,195	—	—
Multimanager Mid Cap Growth Portfolio*	7,435	54,365	28,848	(1,980)	1	11,303	92,537	—	973
Multimanager Mid Cap Value Portfolio	6,315	94,415	13,938	(990)	1	5,166	112,530	—	—

Total		16,445,556	5,788,980	(545,902)	2,612	1,178,674	22,869,920	2,434	61,466

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$22,869,920	$—	$22,869,920

Total Assets	$—	$22,869,920	$—	$22,869,920

Total Liabilities	$—	$—	$—	$—

Total	$—	$22,869,920	$—	$22,869,920

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2018.

As of September 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,988,404
Aggregate gross unrealized depreciation	(16,034)

Net unrealized appreciation	$2,972,370

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,897,550

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2018 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2018, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 28, 2018

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
November 28, 2018